RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 79.18%
179,087	AllianzGI Convertible & Income 2024 Target Term Fund	$1,561,639
289,260	BlackRock Capital Allocation Term Trust	4,324,437
282,861	BlackRock ESG Capital Allocation Term Trust	4,562,548
29,722	BlackRock Health Sciences Term Trust	435,427
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	402,417
46,272	BlackRock MuniYield New York Quality Fund, Inc.	477,990
66,656	BlackRock Science and Technology Term Trust	1,113,822
73,949	Blackstone/GSO Senior Floating Rate Term Fund	987,219
10,601	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	88,571
64,751	Calamos Long/Short Equity & Dynamic Income Trust	935,652
186,260	Clough Global Equity Fund	1,103,590
142,496	Clough Global Opportunities Fund	669,731
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,777,774
242,804	First Trust New Opportunities MLP & Energy Fund	1,670,492
50,520	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	402,139
40,806	Nuveen AMT-Free Municipal Credit Income Fund	482,327
86,410	Nuveen AMT-Free Quality Municipal Income Fund	950,510
184,424	Nuveen Municipal Value Fund, Inc.	1,586,046
25,938	Nuveen Preferred & Income Term Fund	474,147
111,075	Nuveen Variable Rate Preferred & Income Fund	1,804,969
97,571	Pershing Square Holdings Ltd.	4,527,294
65,559	PIMCO Access Income Fund	937,494
35,206	PIMCO Dynamic Income Fund	631,948
72,394	PIMCO Dynamic Income Opportunities Fund	886,103
85,475	Special Opportunities Fund, Inc.	1,013,733
127,767	Western Asset High Income Opportunity Fund, Inc.	493,181
191,185	Western Asset Inflation-Linked Opportunities & Income Fund	1,657,574

TOTAL CLOSED-END FUNDS
(Cost $35,086,989)		35,958,774

COMMON STOCKS - 2.87%
343,560	Templeton Global Income Fund(a)	1,302,092

TOTAL COMMON STOCKS
(Cost $1,322,751)		1,302,092

EXCHANGE TRADED FUNDS - 7.55%
40,562	Blackrock Flexible Income ETF	2,120,176
68,427	Invesco FTSE RAFI Emerging Markets Portfolio	1,306,956

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,313,333)		3,427,132

PREFERRED STOCKS - 0.81%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	369,648

TOTAL PREFERRED STOCKS
(Cost $378,878)		369,648

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 3.43%
Investment Companies - 2.95%
$164,009	Blackstone Private Credit Fund	3.25%	03/15/2027	$150,570
495,561	Blue Owl Capital Corp.	3.40%	07/15/2026	461,021
249,936	Blue Owl Credit Income Corp.	4.70%	02/08/2027	236,327
500,000	Blue Owl Technology Finance Corp.(b)	6.75%	06/30/2025	492,759
				1,340,677
Private Equity - 0.48%
237,712	Hercules Capital, Inc.	2.63%	09/16/2026	214,695

TOTAL U.S. CORPORATE BONDS
(Cost $1,508,588)				1,555,372

U.S. GOVERNMENT BONDS AND NOTES - 2.19%
1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	994,711

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $997,913)				994,711

Shares/Description		Value
Warrants - 0.00%(c)
12,899	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 05/10/2024	79
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028	1,307
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	401
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028	344

TOTAL WARRANTS
(Cost $32,057)		2,131

Short-Term Investments - 4.41%
Money Market Fund - 4.41%
2,004,302	State Street Institutional Trust (7 Day Yield 5.29%)	2,004,302

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,004,302)		2,004,302

TOTAL INVESTMENTS - 100.44%
(Cost $44,644,811)		$45,614,162
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(198,147)
NET ASSETS - 100.00%		$45,416,015

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $492,759, which represents approximately 1.08% of net assets as of December 31, 2023.
(c)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

 RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 19.79%
383,908	Barings Global Short Duration High Yield Fund	$5,159,724
337,313	BlackRock Credit Allocation Income Trust	3,481,070
161,620	BlackRock MuniHoldings New York Quality Fund, Inc.	1,698,626
195,559	BlackRock MuniYield New York Quality Fund, Inc.	2,020,124
293,653	Blackstone Long-Short Credit Income Fund	3,362,327
914,876	Blackstone Strategic Credit 2027 Term Fund	10,356,396
159,006	Blackstone/GSO Senior Floating Rate Term Fund	2,122,730
581,087	BNY Mellon Strategic Municipals, Inc.	3,405,170
544,345	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4,548,002
47,056	Eaton Vance, Ltd. Duration Income Fund	450,796
695,542	First Trust High Yield Opportunities 2027 Term Fund	9,688,900
188,224	Invesco Dynamic Credit Opportunity Fund	2,104,345
1,173,103	Nuveen AMT-Free Municipal Credit Income Fund	13,866,077
1,645,260	Nuveen AMT-Free Quality Municipal Income Fund	18,097,860
725,930	Nuveen California Quality Municipal Income Fund	8,050,564
410,698	Nuveen Core Plus Impact Fund	4,139,836
189,030	Nuveen Floating Rate Income Fund	1,553,827
121,735	Nuveen Municipal Credit Income Fund	1,438,908
713,073	Nuveen Municipal Value Fund, Inc.	6,132,428
4,201,511	Nuveen Preferred Income Opportunities Fund	28,402,215
897,485	Nuveen Quality Municipal Income Fund	10,276,203
130,162	Nuveen Variable Rate Preferred & Income Fund	2,115,133
532,141	PGIM Global High Yield Fund, Inc.	6,045,122
126,099	PGIM High Yield Bond Fund, Inc.	1,553,540
401,482	PGIM Short Duration High Yield Opportunities Fund	6,022,230
233,127	PIMCO Access Income Fund	3,333,716
704,951	PIMCO Dynamic Income Fund	12,653,870
236,447	PIMCO Dynamic Income Opportunities Fund	2,894,111
2,132,640	PIMCO High Income Fund	10,641,874
1,471,032	PIMCO Income Strategy Fund II	10,635,561
1,611,246	Western Asset Emerging Markets Debt Fund, Inc.	14,839,576
3,200,944	Western Asset High Income Opportunity Fund, Inc.	12,355,644
1,603,679	Western Asset Inflation-Linked Opportunities & Income Fund	13,903,897

TOTAL CLOSED-END FUNDS
(Cost $254,258,311)		237,350,402

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.39%
46,046	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,101,881
3,770,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026(a)	3,560,309

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $4,877,717)		4,662,190

COMMON STOCKS - 0.10%
18,133	Envision Healthcare Corp.(a)	154,131
10,651	Intelsat SA/Luxembourg(a)	306,216
259,482	Pershing Square Tontine Holdings(a)(b)(c)	0
11,202	Riverbed Tech Class B-1 Partnership Units(a)	1,456

Shares/Description		Value
189,789	Saba Software, Inc.(a)	$719,301

TOTAL COMMON STOCKS
(Cost $1,266,915)		1,181,104

OPEN-END FUNDS - 2.88%
3,932,087	RiverNorth/Oaktree High Income Fund, Class I(d)	34,515,469

TOTAL OPEN-END FUNDS
(Cost $37,652,118)		34,515,469

PREFERRED STOCKS - 1.09%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	5,763,724
341,265	Virtus AllianzGI Diversified Income & Convertible Fund, 5.625%, 03/08/2024(e)	7,337,232

TOTAL PREFERRED STOCKS
(Cost $14,555,923)		13,100,956

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.00%
5,476	Bright Bidco Equity (Dr)(a)	3,559

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $269,488)		3,559

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.29%
Argentina - 0.05%
850,000	YPF SA	7.00%	12/15/2047	643,005

Australia - 0.38%
1,000,000	APA Infrastructure, Ltd.(f)	4.25%	07/15/2027	970,941
395,000	Australia & New Zealand Banking Group, Ltd.(f)(g)	5Y US TI + 1.70%	11/25/2035	319,007
505,000	BHP Billiton Finance USA, Ltd.	5.25%	09/08/2030	523,478
265,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	211,438
700,000	Macquarie Group, Ltd.(f)(g)	1D US SOFR + 1.53%	01/14/2033	576,186
475,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	397,798
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	313,790
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	487,864
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	484,413
310,000	Westpac Banking Corp.(g)	5Y US TI + 1.53%	11/18/2036	252,330
				4,537,245
Brazil - 0.16%
200,000	Banco do Brasil SA(e)(g)	6.25%	Perpetual Maturity	195,646
1,100,000	BRF SA	5.75%	09/21/2050	822,962
200,000	CSN Resources SA(h)	5.88%	04/08/2032	174,133
171,358	Guara Norte Sarl	5.20%	06/15/2034	156,296
200,000	Nexa Resources SA(h)	5.38%	05/04/2027	195,376
65,135	Oi SA(f)(i)	14.00% (6.00%)	09/07/2024	65,135
23,560	Oi SA(f)(i)	14.00% (0.00%)	09/07/2024	23,560

Principal Amount/Description		Rate	Maturity	Value
$950,000	Oi SA(j)	10.00% (4.00%)	07/27/2025	$47,500
700,000	Unigel Luxembourg SA(h)(j)	8.75%	10/01/2026	192,507
				1,873,115
British Virgin Islands - 0.03%
350,000	TSMC Global, Ltd.(f)	1.25%	04/23/2026	323,295

Canada - 0.53%
13,000	1375209 BC, Ltd.(f)	9.00%	01/30/2028	12,686
400,000	Aris Mining Corp.(h)	6.88%	08/09/2026	347,794
400,000	Aris Mining Corp.(h)	6.88%	08/09/2026	347,794
420,000	Bank of Montreal(g)	3.80%	12/15/2032	386,787
520,000	Bank of Nova Scotia(g)	5Y US TI + 2.05%	05/04/2037	465,581
170,000	Bausch & Lomb Escrow Corp.(f)	8.38%	10/01/2028	179,552
80,000	Bausch Health Cos., Inc.(f)	6.13%	02/01/2027	54,085
24,000	Bausch Health Cos., Inc.	11.00%	09/30/2028	17,508
4,000	Bausch Health Cos., Inc.(f)	14.00%	10/15/2030	2,245
95,000	Bombardier, Inc.(f)	8.75%	11/15/2030	101,265
800,000	Canacol Energy, Ltd.(h)	5.75%	11/24/2028	584,189
210,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	184,108
245,000	CI Financial Corp.	4.10%	06/15/2051	144,080
255,000	Element Fleet Management Corp.(f)	6.32%	12/04/2028	263,677
150,000	Garda World Security Corp.(f)	6.00%	06/01/2029	134,618
55,000	GFL Environmental, Inc.(f)	6.75%	01/15/2031	56,734
1,020,000	Gran Tierra Energy, Inc.(f)	9.50%	10/15/2029	896,514
500,000	IAMGOLD Corp.	5.75%	10/15/2028	430,681
245,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	7.00%	12/31/2027	234,242
140,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	129,895
155,000	Parkland Corp.(f)	4.50%	10/01/2029	142,257
100,000	Superior Plus LP / Superior General Partner, Inc.(f)	4.50%	03/15/2029	92,818
500,000	Toronto-Dominion Bank	4.69%	09/15/2027	500,268
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	710,811
				6,420,189
Cayman Islands - 0.20%
900,000	Alpha Holding Escrow Shares(b)(c)		Perpetual Maturity	0
900,000	Alpha Holding Escrow Shares(b)(c)		Perpetual Maturity	0
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(f)(g)	10Y US TI + 5.03%	Perpetual Maturity	170,400
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(f)(g)	7.50%	12/31/9999	188,953
500,000	Banco Mercantil del Norte SA/Grand Cayman(e)(g)(h)	10Y US TI + 5.03%	Perpetual Maturity	426,000
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(g)(h)	7.63%	12/31/9999	192,426
130,161	Bioceanico Sovereign Certificate, Ltd.(h)(k)	0.00%	06/05/2034	93,261
200,000	Cosan Overseas, Ltd.(e)	8.25%	Perpetual Maturity	199,453
172,473	Global Aircraft Leasing Co., Ltd.(f)(i)	6.50% (7.25%)	09/15/2024	162,326
162,610	Interoceanica IV Finance, Ltd.(k)	0.00%	11/30/2025	152,040
200,000	Itau Unibanco Holding SA Island(e)(g)(h)	5Y US TI + 4.63%	Perpetual Maturity	176,085
200,000	Itau Unibanco Holding SA Island(e)(g)(h)	5Y US TI + 3.22%	12/31/9999	176,085
133,272	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	131,999
88,848	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	88,000

Principal Amount/Description		Rate	Maturity	Value
$173,333	Rutas 2 & 7 Finance, Ltd.(h)(k)	0.00%	09/30/2036	$115,392
127,500	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	127,147
				2,399,567
Chile - 0.25%
300,000	Agrosuper SA(h)	4.60%	01/20/2032	258,302
700,000	CAP SA(h)	3.90%	04/27/2031	545,300
200,000	Chile Electricity PEC SpA(k)	0.00%	01/25/2028	159,894
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	781,887
317,700	GNL Quintero SA(h)	4.63%	07/31/2029	312,710
750,000	Transelec SA(h)	3.88%	01/12/2029	701,870
850,000	VTR Finance NV(h)	6.38%	07/15/2028	222,539
				2,982,502
China - 0.01%
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/2061	125,937
400,000	Ronshine China Holdings, Ltd.(j)	7.35%	12/15/2023	9,300
600,000	Ronshine China Holdings, Ltd.(j)	6.75%	08/05/2024	14,100
				149,337
Colombia - 0.37%
450,000	Banco Davivienda SA(e)(f)(g)	10Y US TI + 5.10%	Perpetual Maturity	322,312
750,000	Banco Davivienda SA(e)(g)(h)	10Y US TI + 5.10%	12/31/9999	537,188
650,000	Banco GNB Sudameris SA(f)(g)	5Y US TI + 6.66%	04/16/2031	545,577
100,000	Banco GNB Sudameris SA(g)(h)	5Y US TI + 4.56%	04/03/2027	97,316
200,000	Banco GNB Sudameris SA(g)(h)	5Y US TI + 6.66%	04/16/2031	167,870
200,000	Bancolombia SA(g)	4.63%	12/18/2029	185,547
850,000	Ecopetrol SA	5.88%	05/28/2045	672,363
1,020,000	Ecopetrol SA	5.88%	11/02/2051	772,890
200,000	Empresas Publicas de Medellin ESP(h)	4.25%	07/18/2029	170,676
950,000	Empresas Publicas de Medellin ESP(h)	4.38%	02/15/2031	778,078
182,000	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	173,696
				4,423,513
France - 0.06%
510,000	BNP Paribas SA(f)(g)	1D SOFR + 1.51%	01/13/2031	448,562
340,000	BPCE SA(f)	1.00%	01/20/2026	313,090
				761,652
Great Britain - 0.23%
655,000	HSBC Holdings PLC(g)	3M SOFR + 1.64%	09/12/2026	661,305
530,000	Lloyds Banking Group PLC(g)	3M US L + 1.21%	11/07/2028	498,524
400,000	MARB BondCo PLC(h)	3.95%	01/29/2031	325,170
335,000	NatWest Markets PLC(f)	0.80%	08/12/2024	325,275
444,000	Tullow Oil PLC(f)	10.25%	05/15/2026	396,625
200,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	122,853
200,000	Vedanta Resources Finance II PLC(h)	9.25%	04/23/2026	122,854
280,000	Weir Group PLC(f)	2.20%	05/13/2026	260,456
				2,713,062
Guatemala - 0.04%
150,000	Banco Industrial SA/Guatemala(g)(h)	5Y US TI + 4.44%	01/29/2031	141,308
400,000	CT Trust(h)	5.13%	02/03/2032	350,023
				491,331
Hong Kong - 0.00%(l)
200,000	RKP Overseas Finance, Ltd.(e)	7.95%	Perpetual Maturity	39,130

Principal Amount/Description		Rate	Maturity	Value
India - 0.29%
$400,000	Adani Electricity Mumbai, Ltd.(h)	3.87%	07/22/2031	$311,104
532,500	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	437,108
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	175,498
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	381,990
1,000,000	Adani Ports & Special Economic Zone, Ltd.(h)	5.00%	08/02/2041	739,655
785,000	Adani Transmission Step-One, Ltd.(h)	4.25%	05/21/2036	633,550
1,150,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	765,790
				3,444,695
Indonesia - 0.06%
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(h)	5.45%	05/15/2030	201,998
595,000	Kawasan Industri Jababeka Tbk PT(f)(m)	7.50%	12/15/2027	493,850
				695,848
Ireland - 0.03%
410,000	Avolon Holdings Funding, Ltd.	3.25%	02/15/2027	379,515

Israel - 0.07%
900,000	Israel Electric Corp., Ltd.(f)	5.00%	11/12/2024	888,987

Jamaica - 0.00%(l)
12,164	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	11,147
38,775	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	3,241
2,155	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	1,914
97,752	Digicel Group Holdings, Ltd.(b)(c)(f)(k)	0.00%	12/31/2030	–
				16,302
Japan - 0.04%
510,000	Renesas Electronics Corp.(f)	2.17%	11/25/2026	465,735

Luxembourg - 0.24%
470,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(f)(j)	6.13%	04/01/2029	301,232
1,100,000	Intelsat Escrow Shares(b)(c)	0.00%	Perpetual Maturity	0
1,159,502	MC Brazil Downstream Trading SARL(h)	7.25%	06/30/2031	910,140
180,000	Millicom International Cellular SA(h)	6.63%	10/15/2026	176,590
270,000	Millicom International Cellular SA(h)	6.25%	03/25/2029	256,167
200,000	Millicom International Cellular SA	4.50%	04/27/2031	166,500
1,300,000	Simpar Europe SA(h)	5.20%	01/26/2031	1,127,523
				2,938,152
Mauritius - 0.05%
800,000	UPL Corp., Ltd.(e)(g)	5Y US TI + 3.87%	12/31/9999	608,000

Mexico - 0.23%
659,912	Alpha Holding SA de CV(f)(j)	9.00%	02/10/2025	9,899
188,546	Alpha Holding SA de CV	9.00%	02/10/2025	2,828
250,000	BBVA Bancomer SA(g)(h)	5.13%	01/18/2033	226,711
800,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	469,069
200,000	Cemex SAB de CV(e)(g)(h)	5Y US TI + 4.53%	12/31/9999	189,836

Principal Amount/Description		Rate	Maturity	Value
$500,000	Credito Real SAB de CV SOFOM ER(h)(j)	9.50%	02/07/2026	$56,250
200,000	Industrias Penoles SAB de CV	4.15%	09/12/2029	186,907
600,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	133,650
200,000	Mexarrend SAPI de CV(h)	10.25%	07/24/2024	44,550
200,000	Mexico City Airport Trust(h)	5.50%	07/31/2047	172,867
126,425	Mexico Generadora de Energia S de rl	5.50%	12/06/2032	123,308
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	368,375
750,000	Petroleos Mexicanos	6.38%	01/23/2045	489,521
500,000	Petroleos Mexicanos	6.75%	09/21/2047	327,788
1,000,000	Unifin Financiera SAB de CV(e)(h)(j)	8.88%	Perpetual Maturity	5,100
				2,806,659
Morocco - 0.08%
1,200,000	OCP SA(h)	5.13%	06/23/2051	914,015

Netherlands - 0.22%
300,000	Braskem Netherlands Finance BV(g)	5Y US TI + 8.22%	01/23/2081	258,282
800,000	Coruripe Netherlands BV(h)	10.00%	02/10/2027	615,000
200,000	Metinvest BV(h)	7.75%	10/17/2029	122,575
1,400,000	Minejesa Capital BV	5.63%	08/10/2037	1,230,096
161,272	MV24 Capital BV(h)	6.75%	06/01/2034	151,082
265,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	258,284
				2,635,319
Panama - 0.08%
200,000	Empresa de Transmision Electrica SA(h)	5.13%	05/02/2049	145,369
200,000	Global Bank Corp.(g)(h)	3M US L + 3.30%	04/16/2029	179,244
616,298	UEP Penonome II SA(f)	6.50%	10/01/2038	470,125
176,085	UEP Penonome II SA	6.50%	10/01/2038	134,321
				929,059
Paraguay - 0.04%
300,000	Frigorifico Concepcion SA(f)	7.70%	07/21/2028	254,257
200,000	Frigorifico Concepcion SA(h)	7.70%	07/21/2028	169,505
				423,762
Peru - 0.23%
90,000	Banco de Credito del Peru S.A.(g)(h)	5Y US TI + 3.13%	07/01/2030	85,686
100,000	Banco de Credito del Peru S.A.(g)(h)	5Y US TI + 2.45%	09/30/2031	91,549
150,000	Banco Internacional del Peru SAA Interbank(g)	3M US L + 5.76%	03/19/2029	149,428
200,000	Banco Internacional del Peru SAA Interbank(g)	1Y US TI + 3.71%	07/08/2030	191,676
300,000	Camposol SA(f)	6.00%	02/03/2027	209,117
400,000	Camposol SA(h)	6.00%	02/03/2027	278,823
200,000	Cia de Minas Buenaventura SAA(h)	5.50%	07/23/2026	191,108
200,000	Corp Financiera de Desarrollo SA(g)(h)	5.61% - 3M US L	07/15/2029	198,329
205,000	Inkia Energy, Ltd.(h)	5.88%	11/09/2027	196,043
200,000	Orazul Energy Peru SA(h)	5.63%	04/28/2027	188,692
200,000	Petroleos del Peru SA(h)	4.75%	06/19/2032	143,740
1,350,000	Petroleos del Peru SA(h)	5.63%	06/19/2047	832,916
				2,757,107

Principal Amount/Description		Rate	Maturity	Value
Singapore - 0.15%
$200,000	DBS Group Holdings, Ltd.(g)	5Y US TI + 1.10%	03/10/2031	$185,518
1,126,440	LLPL Capital Pte, Ltd.(h)	6.88%	02/04/2039	1,087,161
200,000	Oversea-Chinese Banking Corp., Ltd.(g)(h)	5Y US TI + 1.58%	09/10/2030	188,208
210,000	Pfizer Investment Enterprises Pte, Ltd.	4.75%	05/19/2033	210,549
200,000	United Overseas Bank, Ltd.(g)	5Y US TI + 1.75%	03/16/2031	184,660
				1,856,096
Spain - 0.15%
250,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	194,110
1,200,000	AI Candelaria Spain SA(h)	5.75%	06/15/2033	931,728
800,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%	12/30/2030	625,707
				1,751,545
Vietnam - 0.02%
230,573	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	214,716

TOTAL FOREIGN CORPORATE BONDS
(Cost $62,194,654)				51,482,455

U.S. CORPORATE BONDS - 10.04%
Advertising - 0.02%
50,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	41,621
200,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	189,796
				231,417
Aerospace/Defense - 0.05%
295,000	Boeing Co.	2.95%	02/01/2030	265,984
175,000	Boeing Co.	3.75%	02/01/2050	136,003
75,000	Spirit AeroSystems, Inc.(f)	9.75%	11/15/2030	80,717
105,000	Triumph Group, Inc.	7.75%	08/15/2025	104,740
				587,444
Agriculture - 0.06%
585,000	Philip Morris International, Inc.	5.50%	09/07/2030	606,756
236,693	Pyxus Holdings, Inc.(f)	8.50%	12/31/2027	151,484
				758,240
Airlines - 0.04%
70,000	American Airlines, Inc.(f)	7.25%	02/15/2028	70,864
120,000	American Airlines, Inc.(f)	8.50%	05/15/2029	126,795
190,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	185,422
158,681	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	148,192
				531,273
Apparel - 0.01%
125,000	Tapestry, Inc.	7.05%	11/27/2025	127,828

Auto Manufacturers - 0.11%
320,000	Ford Motor Co.	3.25%	02/12/2032	266,279
300,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	266,570
315,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	268,341
525,000	Hyundai Capital America(f)	2.65%	02/10/2025	509,695
				1,310,885

Principal Amount/Description		Rate	Maturity	Value
Auto Parts & Equipment - 0.04%
$85,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	$77,227
1,179,000	Wheel Pros, Inc.(f)	6.50%	05/15/2029	361,069
				438,296
Banks - 0.48%
175,000	Bank of America Corp.(g)	1D US SOFR + 1.11%	04/25/2025	173,904
180,000	Bank of America Corp.(g)	1D US SOFR + 1.75%	07/22/2026	178,719
205,000	Bank of America Corp.(g)	1D US SOFR + 1.21%	10/20/2032	170,044
590,000	Bank of America Corp.(g)	5Y US TI + 2.48%	09/21/2036	467,609
120,000	Citigroup, Inc.(g)	1D US SOFR + 0.69%	01/25/2026	115,364
120,000	Citigroup, Inc.(g)	1D US SOFR + 1.28%	02/24/2028	113,126
590,000	Goldman Sachs Group, Inc.(g)	3M SOFR + 1.43%	05/15/2026	593,944
175,000	Goldman Sachs Group, Inc.(g)	1D US SOFR + 0.82%	09/10/2027	171,620
165,000	JPMorgan Chase & Co.(g)	1D US SOFR + 0.92%	02/24/2026	159,872
85,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.99%	07/25/2028	85,066
240,000	JPMorgan Chase & Co.(g)	1D SOFR + 1.02%	06/01/2029	212,917
345,000	JPMorgan Chase & Co.(g)	1D US SOFR + 2.04%	04/22/2031	298,455
290,000	JPMorgan Chase & Co.(g)	3M SOFR + 1.25%	04/22/2032	245,431
290,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.26%	01/25/2033	248,612
205,000	Morgan Stanley(g)	1D US SOFR + 1.67%	07/17/2026	203,159
215,000	Morgan Stanley(g)	1D US SOFR + 1.61%	04/20/2028	210,245
95,000	Morgan Stanley(g)	1D US SOFR + 1.29%	01/21/2033	80,845
585,000	Morgan Stanley(g)	1D SOFR + 2.48%	09/16/2036	463,962
135,000	Santander Holdings USA, Inc.(g)	1D US SOFR + 1.25%	01/06/2028	123,699
105,000	Santander Holdings USA, Inc.(g)	1D US SOFR + 2.36%	03/09/2029	108,576
220,000	Truist Financial Corp.(g)	1D US SOFR + 1.44%	01/26/2029	216,884
245,000	Wells Fargo & Co.(g)	3M SOFR + 1.43%	06/17/2027	234,311
275,000	Wells Fargo & Co.(g)	1D US SOFR + 1.98%	07/25/2028	273,124
290,000	Wells Fargo & Co.(g)	1D US SOFR + 1.43%	10/30/2030	258,002
370,000	Wells Fargo & Co.(g)	1D US SOFR + 2.06%	10/23/2034	402,732
				5,810,222
Beverages - 0.05%
290,000	Constellation Brands, Inc.	2.88%	05/01/2030	259,915
160,000	PepsiCo, Inc.	3.60%	02/18/2028	156,721
260,000	Triton Water Holdings, Inc.(f)	6.25%	04/01/2029	226,764
				643,400
Biotechnology - 0.08%
255,000	Amgen, Inc.	5.25%	03/02/2030	262,258
210,000	Amgen, Inc.	5.75%	03/02/2063	220,583
150,000	Gilead Sciences, Inc.	5.55%	10/15/2053	162,661

Principal Amount/Description		Rate	Maturity	Value
$325,000	Royalty Pharma PLC	2.15%	09/02/2031	$265,610
				911,112
Building Materials - 0.06%
130,000	Builders FirstSource, Inc.(f)	6.38%	06/15/2032	132,891
50,000	Carrier Global Corp.(f)	6.20%	03/15/2054	57,858
130,000	Griffon Corp.	5.75%	03/01/2028	127,892
290,000	Owens Corning	4.40%	01/30/2048	253,218
115,000	Standard Industries, Inc.(f)	4.38%	07/15/2030	105,752
				677,611
Chemicals - 0.10%
170,000	ASP Unifrax Holdings, Inc.(f)	7.50%	09/30/2029	86,705
285,000	CF Industries, Inc.	5.38%	03/15/2044	272,784
240,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	229,776
250,000	Mosaic Co.	5.38%	11/15/2028	255,365
400,000	Sasol Financing USA LLC	5.50%	03/18/2031	337,344
75,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	66,083
				1,248,057
Coal - 0.01%
110,000	SunCoke Energy, Inc.(f)	4.88%	06/30/2029	99,114

Commercial Services - 0.08%
120,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	119,483
70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	68,671
260,000	Global Payments, Inc.	4.95%	08/15/2027	260,577
105,000	Metis Merger Sub LLC(f)	6.50%	05/15/2029	95,069
105,000	Triton Container International, Ltd.(f)	1.15%	06/07/2024	102,476
200,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	160,486
65,000	VT Topco, Inc.(f)	8.50%	08/15/2030	67,693
50,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	48,170
				922,625
Computers - 0.07%
280,000	Fortinet, Inc.	1.00%	03/15/2026	256,886
205,000	Hewlett Packard Enterprise Co.	5.90%	10/01/2024	205,574
270,000	NetApp, Inc.	1.88%	06/22/2025	257,001
85,000	Virtusa Corp.(f)	7.13%	12/15/2028	73,026
				792,487
Containers and Packaging - 0.02%
270,000	Packaging Corp. of America	3.40%	12/15/2027	257,310

Cosmetics/Personal Care - 0.01%
130,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(f)	6.63%	07/15/2030	133,631

Distribution/Wholesale - 0.04%
180,000	BCPE Empire Holdings, Inc.(f)	7.63%	05/01/2027	173,754
315,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	312,217
				485,971

Principal Amount/Description		Rate	Maturity	Value
Diversified Financial Services - 0.22%
$150,000	Air Lease Corp.	1.88%	08/15/2026	$138,054
835,000	Air Methods Corp.(f)	8.00%	05/15/2025	13,569
510,000	American Express Co.	3.95%	08/01/2025	501,892
415,000	Aviation Capital Group LLC(f)	1.95%	09/20/2026	376,862
450,000	BlackRock, Inc.	4.75%	05/25/2033	454,222
150,000	Capital One Financial Corp.(g)	1D US SOFR + 2.16%	07/24/2026	148,346
145,000	Capital One Financial Corp.(g)	1D US SOFR + 2.44%	10/29/2027	150,612
140,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	130,737
95,000	Navient Corp.	5.00%	03/15/2027	91,808
125,000	OneMain Finance Corp.	6.63%	01/15/2028	126,288
65,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	58,582
70,000	PennyMac Financial Services, Inc.(f)	7.88%	12/15/2029	72,156
435,000	Synchrony Financial	3.95%	12/01/2027	407,272
				2,670,400
Electric - 0.51%
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	57,259
240,000	DTE Energy Co.(m)	4.22%	11/01/2024	237,342
500,000	DTE Energy Co.	4.88%	06/01/2028	504,756
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	69,797
95,000	Duke Energy Corp.	4.30%	03/15/2028	93,738
325,000	Duke Energy Corp.	3.95%	08/15/2047	259,350
85,000	Duke Energy Corp.	5.00%	08/15/2052	79,540
130,000	Entergy Corp.	2.80%	06/15/2030	114,485
150,000	Exelon Corp.	5.15%	03/15/2028	152,584
1,000,000	Exelon Corp.	4.05%	04/15/2030	954,670
290,000	Georgia Power Co.	2.20%	09/15/2024	282,804
670,000	Georgia Power Co.	3.25%	03/15/2051	485,452
175,000	Monongahela Power Co.(f)	5.40%	12/15/2043	171,773
230,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	227,905
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	629,005
125,000	Northern States Power Co.	5.10%	05/15/2053	126,272
160,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	150,126
150,000	NRG Energy, Inc.(f)	3.63%	02/15/2031	129,058
265,000	Pacific Gas and Electric Co.	6.10%	01/15/2029	274,469
345,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	284,924
135,000	Pike Corp.(f)	5.50%	09/01/2028	128,778
60,000	Pike Corp.(f)	8.63%	01/31/2031	63,125
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	86,167
205,000	Southern Co.(g)	5Y US TI + 2.92%	09/15/2051	187,167
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	152,080
110,000	Virginia Electric and Power Co.	3.75%	05/15/2027	107,459
85,000	Vistra Operations Co. LLC(f)	7.75%	10/15/2031	88,344
				6,098,429
Electronics - 0.02%
220,000	Arrow Electronics, Inc.	3.88%	01/12/2028	208,855

Engineering & Construction - 0.04%
265,000	Artera Services LLC(f)	9.03%	12/04/2025	250,935
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	189,043
				439,978

Principal Amount/Description		Rate	Maturity	Value
Entertainment - 0.06%
$135,000	Light & Wonder International, Inc.(f)	7.25%	11/15/2029	$138,360
135,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	125,699
50,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(f)	5.63%	09/01/2029	40,049
145,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(f)	5.88%	09/01/2031	113,279
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(f)	6.63%	03/01/2030	250,853
				668,240
Environmental Control - 0.02%
120,000	Madison IAQ LLC(f)	4.13%	06/30/2028	109,217
175,000	Veralto Corp.(f)	5.35%	09/18/2028	179,227
				288,444
Food - 0.11%
300,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(h)	4.38%	02/02/2052	223,629
489,000	Smithfield Foods, Inc.(f)	4.25%	02/01/2027	468,680
395,000	Sysco Corp.	6.00%	01/17/2034	427,831
75,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	60,814
140,000	US Foods, Inc.(f)	7.25%	01/15/2032	146,155
				1,327,109
Food Service - 0.01%
105,000	TKC Holdings, Inc.(f)	10.50%	05/15/2029	95,132

Hand/Machine Tools - 0.01%
130,000	Regal Rexnord Corp.(f)	6.05%	02/15/2026	131,466

Healthcare-Products - 0.02%
165,000	Medline Borrower LP(f)	5.25%	10/01/2029	155,746
145,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/2028	149,487
				305,233
Healthcare-Services - 0.22%
425,000	Centene Corp.	2.50%	03/01/2031	354,671
90,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	81,114
210,000	Elevance Health, Inc.	2.38%	01/15/2025	204,035
85,000	Elevance Health, Inc.	4.55%	05/15/2052	77,654
70,000	Fortrea Holdings, Inc.(f)	7.50%	07/01/2030	71,976
385,000	HCA, Inc.	5.38%	02/01/2025	384,624
250,000	HCA, Inc.	4.13%	06/15/2029	239,195
175,000	IQVIA, Inc.(f)	6.25%	02/01/2029	182,909
120,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	110,918
155,000	ModivCare Escrow Issuer, Inc.(f)	5.00%	10/01/2029	126,894
100,000	Radiology Partners, Inc.(f)	9.25%	02/01/2028	51,394
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	100,561
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	222,714
305,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	308,396
90,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	88,903
				2,605,958
Housewares - 0.01%
160,000	SWF Escrow Issuer Corp.(f)	6.50%	10/01/2029	115,161

Principal Amount/Description		Rate	Maturity	Value
Insurance - 0.19%
$95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.75%	10/15/2027	$94,762
100,000	AmWINS Group, Inc.(f)	4.88%	06/30/2029	91,456
260,000	Athene Global Funding(f)(g)	SOFRINDX + 0.56%	08/19/2024	258,992
270,000	Athene Holding, Ltd.	5.88%	01/15/2034	272,775
215,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	150,840
110,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	92,048
95,000	Brighthouse Financial Global Funding(f)	1.00%	04/12/2024	93,654
130,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	112,144
90,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	91,036
60,000	HUB International, Ltd.(f)	7.25%	06/15/2030	63,414
285,000	Massachusetts Mutual Life Insurance Co.(f)	3.20%	12/01/2061	185,561
290,000	MetLife, Inc.	5.25%	01/15/2054	298,363
460,000	Willis North America, Inc.	4.50%	09/15/2028	448,593
				2,253,638
Internet - 0.10%
130,000	Expedia Group, Inc.	5.00%	02/15/2026	129,926
245,000	Expedia Group, Inc.	3.80%	02/15/2028	236,399
58,000	Expedia Group, Inc.	2.95%	03/15/2031	51,072
275,000	Meta Platforms, Inc.	3.85%	08/15/2032	261,674
300,000	Meta Platforms, Inc.	4.45%	08/15/2052	275,854
130,000	Netflix, Inc.	4.88%	04/15/2028	131,822
135,000	Newfold Digital Holdings Group, Inc.(f)	6.00%	02/15/2029	102,132
				1,188,879
Investment Companies - 4.80%
8,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	7,251,074
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,516,235
4,092,439	Blue Owl Capital Corp.	2.88%	06/11/2028	3,596,383
667,000	Blue Owl Capital Corp. II(f)	4.63%	11/26/2024	660,431
5,247,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	4,640,132
6,661,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	6,571,573
844	Blue Owl Credit Income Corp.(f)	5.50%	03/21/2025	833
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,891,098
3,482,180	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,593,330
2,000,000	Blue Owl Credit Income Corp.(f)	7.95%	06/13/2028	2,075,094
2,000,000	Blue Owl Technology Finance Corp.(f)	6.75%	06/30/2025	1,971,034
5,000,000	Blue Owl Technology Finance Corp.(f)	4.75%	12/15/2025	4,731,750
1,500,000	Franklin BSP Lending Corp.(f)	4.85%	12/15/2024	1,460,115
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,020,909
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,568,871
1,000,000	Oaktree Strategic Credit Fund(f)	8.40%	11/14/2028	1,054,436
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	982,409
				57,585,707
Leisure Time - 0.13%
405,000	Carnival Corp.(f)	7.63%	03/01/2026	412,576
255,000	Carnival Corp.(f)	5.75%	03/01/2027	248,927
140,000	NCL Corp., Ltd.(f)	5.88%	02/15/2027	138,879
125,000	Viking Cruises, Ltd.(f)	5.88%	09/15/2027	120,734

Principal Amount/Description		Rate	Maturity	Value
$615,000	Viking Cruises, Ltd.(f)	9.13%	07/15/2031	$655,766
				1,576,882
Lodging - 0.04%
270,000	Marriott International, Inc.	3.13%	06/15/2026	259,573
325,000	Marriott International, Inc.	2.75%	10/15/2033	268,358
				527,931
Machinery-Diversified - 0.02%
260,000	John Deere Capital Corp.	4.70%	06/10/2030	264,364

Media - 0.18%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	02/01/2032	123,634
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.25%	01/15/2034	65,117
260,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	257,676
310,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	215,912
150,000	Comcast Corp.	3.95%	10/15/2025	148,022
280,000	Comcast Corp.	3.40%	04/01/2030	262,185
75,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	70,530
95,000	DISH DBS Corp.(f)	5.75%	12/01/2028	75,950
700,000	McGraw-Hill Education, Inc.(f)	5.75%	08/01/2028	675,689
85,000	News Corp.(f)	5.13%	02/15/2032	80,783
75,000	Scripps Escrow II, Inc.(f)	3.88%	01/15/2029	66,410
70,000	Townsquare Media, Inc.(f)	6.88%	02/01/2026	68,637
75,000	Univision Communications, Inc.(f)	7.38%	06/30/2030	74,872
				2,185,417
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(f)	6.38%	06/15/2030	100,813

Mining - 0.04%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	48,058
100,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	97,870
250,000	Glencore Funding LLC(f)	1.63%	04/27/2026	231,858
80,000	Novelis Corp.(f)	4.75%	01/30/2030	75,364
				453,150
Miscellaneous Manufactur - 0.02%
130,000	Eaton Corp.	4.35%	05/18/2028	130,280
130,000	Parker-Hannifin Corp.	4.25%	09/15/2027	128,941
				259,221
Oil & Gas - 0.31%
260,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	264,666
160,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	110,956
165,000	Callon Petroleum Co.(f)	7.50%	06/15/2030	166,581
125,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	122,631
85,000	Civitas Resources, Inc.(f)	8.38%	07/01/2028	88,842
125,000	CNX Resources Corp.(f)	6.00%	01/15/2029	119,978
260,000	Exxon Mobil Corp.	4.23%	03/19/2040	241,498
95,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	91,847
25,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	8.38%	11/01/2033	26,525

Principal Amount/Description		Rate	Maturity	Value
$205,000	Marathon Petroleum Corp.	5.13%	12/15/2026	$207,334
750,000	NiSource, Inc.	3.60%	05/01/2030	698,304
245,000	Occidental Petroleum Corp.	6.63%	09/01/2030	260,859
65,000	Permian Resources Operating LLC(f)	7.00%	01/15/2032	67,107
700,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	589,708
300,000	SierraCol Energy Andina LLC(h)	6.00%	06/15/2028	252,732
65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(f)	7.88%	11/01/2028	67,409
140,000	Southwestern Energy Co.	5.38%	02/01/2029	136,759
100,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	93,002
65,000	Transocean, Inc.(f)	8.00%	02/01/2027	63,441
				3,670,179
Oil & Gas Services - 0.01%
110,000	Halliburton Co.	4.85%	11/15/2035	108,396
50,000	Weatherford International, Ltd.(f)	8.63%	04/30/2030	52,248
				160,644
Packaging & Containers - 0.08%
170,000	Berry Global, Inc.	1.65%	01/15/2027	153,180
115,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(f)	4.38%	10/15/2028	107,628
200,000	Trident TPI Holdings, Inc.(f)	12.75%	12/31/2028	214,250
471,000	WRKCo, Inc.	3.75%	03/15/2025	462,476
				937,534
Pharmaceuticals - 0.16%
565,000	AbbVie, Inc.	4.70%	05/14/2045	538,234
75,000	AdaptHealth LLC(f)	5.13%	03/01/2030	58,602
235,000	Becton Dickinson & Co.	4.69%	02/13/2028	236,137
130,000	CVS Health Corp.	5.13%	02/21/2030	132,094
260,000	CVS Health Corp.	5.30%	06/01/2033	266,927
260,000	CVS Health Corp.	5.88%	06/01/2053	273,813
185,000	Merck & Co., Inc.	4.50%	05/17/2033	186,437
95,000	Owens & Minor, Inc.(f)	6.63%	04/01/2030	90,825
165,000	Viatris, Inc.	1.65%	06/22/2025	156,312
				1,939,381
Pipelines - 0.33%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.75%	03/01/2027	72,479
265,000	Cheniere Energy, Inc.	4.63%	10/15/2028	258,858
260,000	Energy Transfer LP	4.75%	01/15/2026	258,429
1,000,000	Energy Transfer LP	3.90%	07/15/2026	972,243
155,000	Energy Transfer LP	4.40%	03/15/2027	151,647
310,000	Energy Transfer LP	5.00%	05/15/2044	272,651
100,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	93,199
100,000	Hess Midstream Operations LP(f)	4.25%	02/15/2030	92,115
433,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	476,007
405,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	7.50%	02/01/2026	409,374
120,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	104,257
140,000	ONEOK, Inc.	3.40%	09/01/2029	129,120
125,000	ONEOK, Inc.	6.63%	09/01/2053	140,050
205,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	205,975
100,000	Venture Global LNG, Inc.(f)	8.13%	06/01/2028	101,081
115,000	Venture Global LNG, Inc.(f)	8.38%	06/01/2031	115,113

Principal Amount/Description		Rate	Maturity	Value
$65,000	Venture Global LNG, Inc.(f)	9.88%	02/01/2032	$67,747
				3,920,345
Real Estate - 0.00%(l)
65,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(f)	5.25%	04/15/2030	48,596

REITS - 0.24%
115,000	Agree LP	2.60%	06/15/2033	91,331
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	161,664
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	57,972
110,000	American Tower Corp.	5.55%	07/15/2033	113,890
220,000	Corporate Office Properties LP	2.90%	12/01/2033	171,989
770,000	Crown Castle, Inc.	3.65%	09/01/2027	732,730
290,000	Equinix, Inc.	1.80%	07/15/2027	262,741
300,000	Host Hotels & Resorts LP	2.90%	12/15/2031	251,888
355,000	Invitation Homes Operating Partnership LP	5.45%	08/15/2030	358,155
265,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	213,243
170,000	Iron Mountain, Inc.(f)	7.00%	02/15/2029	174,846
75,000	Iron Mountain, Inc.(f)	4.50%	02/15/2031	68,066
155,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	143,645
90,000	Sabra Health Care LP	3.20%	12/01/2031	73,705
				2,875,865
Retail - 0.15%
130,000	Dollar General Corp.	4.25%	09/20/2024	128,624
470,000	Dollar Tree, Inc.	4.00%	05/15/2025	461,806
80,000	Dollar Tree, Inc.	3.38%	12/01/2051	55,504
75,000	Ferrellgas LP / Ferrellgas Finance Corp.(f)	5.38%	04/01/2026	73,470
75,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(f)	6.75%	01/15/2030	65,936
155,000	Lowe's Cos., Inc.	4.40%	09/08/2025	153,870
160,000	Lowe's Cos., Inc.	5.63%	04/15/2053	167,888
300,000	McDonald's Corp.	4.45%	03/01/2047	274,790
80,000	Michaels Cos., Inc.(f)	5.25%	05/01/2028	63,306
125,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	128,043
115,000	SRS Distribution, Inc.(f)	4.63%	07/01/2028	109,228
35,000	Staples, Inc.(f)	7.50%	04/15/2026	32,593
105,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)	5.00%	06/01/2031	95,348
65,000	Victoria's Secret & Co.(f)	4.63%	07/15/2029	54,377
				1,864,783
Semiconductors - 0.11%
459,000	Broadcom, Inc.(f)	3.42%	04/15/2033	403,352
335,000	Broadcom, Inc.(f)	3.19%	11/15/2036	271,654
610,000	Marvell Technology, Inc.	2.95%	04/15/2031	533,354
80,000	Texas Instruments, Inc.	5.00%	03/14/2053	81,999
				1,290,359
Software - 0.11%
70,000	AthenaHealth Group, Inc.(f)	6.50%	02/15/2030	63,596
650,000	Castle US Holding Corp.(f)	9.50%	02/15/2028	338,634

Principal Amount/Description		Rate	Maturity	Value
$90,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(f)	8.00%	06/15/2029	$94,008
120,000	Clarivate Science Holdings Corp.(f)	4.88%	07/01/2029	112,725
250,000	Intuit, Inc.	5.50%	09/15/2053	273,654
145,000	Oracle Corp.	6.25%	11/09/2032	157,800
95,000	Oracle Corp.	3.80%	11/15/2037	80,827
275,000	Workday, Inc.	3.70%	04/01/2029	264,107
				1,385,351
Telecommunications - 0.24%
500,000	AT&T, Inc.	4.30%	02/15/2030	490,024
130,000	AT&T, Inc.	2.75%	06/01/2031	114,024
745,000	AT&T, Inc.	3.50%	09/15/2053	541,265
75,000	CommScope, Inc.(f)	4.75%	09/01/2029	50,426
500,000	Embarq Corp Eq	8.00%	06/01/2036	313,113
30,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	29,008
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	78,633
74,000	Level 3 Financing, Inc.(f)	10.50%	05/15/2030	71,827
110,000	T-mobile Usa Inc Tmus 4 3/4 02/01/28	4.75%	02/01/2028	109,674
275,000	T-Mobile USA, Inc.	2.25%	02/15/2026	260,772
285,000	T-Mobile USA, Inc.	3.40%	10/15/2052	207,819
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	457,175
130,000	Verizon Communications, Inc.	3.88%	03/01/2052	105,424
				2,829,184
Transportation - 0.14%
185,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	192,762
670,000	CSX Corp.	3.80%	11/01/2046	557,643
255,000	Ryder System, Inc.	5.65%	03/01/2028	262,836
500,000	Union Pacific Corp.	3.70%	03/01/2029	488,550
135,000	XPO, Inc.(f)	7.13%	06/01/2031	139,896
				1,641,687
Trucking & Leasing - 0.02%
240,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	232,152

Trucking&Leasing - 0.03%
145,000	Fortress Transportation and Infrastructure Investors LLC(f)	7.88%	12/01/2030	151,196
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(f)	5.75%	05/24/2026	176,504
				327,700

TOTAL U.S. CORPORATE BONDS
(Cost $124,563,519)				120,441,090

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.42%
200,000	Banco Nacional de Comercio Exterior SNC(g)(h)	5Y US TI + 2.00%	08/11/2031	170,895
700,000	Brazilian Government International Bond	4.75%	01/14/2050	540,836
200,000	Colombia Government International Bond	4.13%	02/22/2042	143,589
900,000	Colombia Government International Bond	5.00%	06/15/2045	701,428

Principal Amount/Description		Rate	Maturity	Value
$300,000	Colombia Government International Bond	5.20%	05/15/2049	$235,340
600,000	Colombia Government International Bond	4.13%	05/15/2051	400,764
600,000	Dominican Republic International Bond(f)	6.40%	06/05/2049	567,000
790,000	Mexico Government International Bond	3.75%	01/11/2028	763,166
300,000	Mexico Government International Bond	4.40%	02/12/2052	238,362
200,000	Mexico Government International Bond	6.34%	05/04/2053	204,104
300,000	Panama Government International Bond	3.87%	07/23/2060	180,428
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	722,205
800,000	Ukraine Government International Bond(h)	7.25%	03/15/2035	194,537

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $6,554,838)				5,062,654

BANK LOANS - 1.42%(g)
Canada - 0.03%
322,737	Bausch + Lomb Corp., First Lien	1M SOFR + 4.00%	09/29/2028	323,140

Luxembourg - 0.10%
1,201,201	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 8.11448%, 1.00% Floor	02/28/2025	1,165,832

Netherlands - 0.01%
194,897	Bright Bidco BV, First Lien	3M SOFR + 9.00%, 1.00% Floor	10/31/2027	69,351
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M SOFR + 3.00%	06/28/2024	3,987
78,437	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	32,813
				106,151
United Arab Emirates - 0.04%
542,438	Gulf Finance, LLC TL 1L	1M SOFR + 6.75%	08/25/2026	543,794

United States - 1.24%
34,789	Air Methods 10/23 DIP New Money	1M SOFR + 10.00%	02/24/2027	34,876
561,558	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	84,703
80,451	Air Methods Corporation TLB 1L	6M US L + 0.00%	11/30/2028	80,451
906,200	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M SOFR + 6.25%	10/08/2028	762,794
965,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M SOFR + 6.75%, 0.75% Floor	09/19/2025	972,841
452,470	Astra Acquisition Corp., First Lien - Initial Term Loan	3M SOFR + 5.25%	10/22/2028	295,049

Principal Amount/Description		Rate	Maturity	Value
$1,989,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	$964,918
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M SOFR + 5.25%	01/31/2028	281,970
684,891	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	408,938
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M SOFR + 7.00%, 0.50% Floor	12/10/2029	400,513
200,000	Blackhawk Network Holdings, Inc., Second Lien	1M SOFR + 7.00%	06/15/2026	198,000
500,000	Boxer Parent Company Inc. TL 1L	3M SOFR + 4.25%	12/02/2028	504,312
720,300	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	723,495
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,426,250
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M SOFR + 7.00%	02/19/2029	828,075
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M SOFR + 6.75%, 0.75% Floor	03/30/2029	689,065
595,000	LifePoint Health, Inc., First Lien	3M CME TERM + 5.50%	11/16/2028	593,724
407,263	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M SOFR + 7.25%	03/29/2029	398,608
813,234	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M SOFR + 4.75%	03/30/2026	814,466
219,188	Olympus Water US Holding Corp, First Lien, First Lien	3M SOFR + 5.00%	11/08/2028	220,740
420,072	Riverbed Technology LLC, TL	6M CME TERM + 2.50%	07/01/2028	289,849
671,351	Think & Learn Private, Ltd., First Lien - B Term Loan	PRIME + 7.00%	11/05/2026	245,604
1,410,000	UKG, Inc. TL 2L	3M SOFR + 5.25%	05/03/2027	1,415,414
550,013	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	549,325
867,379	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M SOFR + 5.75%, 1.00% Floor	06/22/2026	869,768
900,197	Zephyrus Capital Aviation Tl	1M US L + 4.61%	10/15/2038	805,673
				14,859,421

TOTAL BANK LOANS
(Cost $19,980,686)				16,998,338

BUSINESS DEVELOPMENT COMPANIES - 0.11%
1,292,347	Golub Capital BDC, Inc.	3.38%	04/15/2024	1,282,474

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,281,047)				1,282,474

COLLATERALIZED LOAN OBLIGATIONS - 5.20%
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M SOFR + 2.81%	04/17/2031	$492,078
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M SOFR + 2.86%	04/15/2031	490,227

Principal Amount/Description		Rate	Maturity	Value
	Apidos CLO XXIV
$1,000,000	Series 2018-24A(f)(g)	3M SOFR + 6.06%	10/20/2030	$945,944
	Babson CLO, Ltd.
500,000	Series 2018-IA(f)(g)	3M SOFR + 2.86%	01/20/2031	490,191
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(f)(g)	3M US L + 6.50%	07/25/2034	474,100
1,000,000	Series 2021-2A(f)(g)	3M US L + 3.10%	07/25/2034	977,799
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2022-4A(f)(g)	3M SOFR + 3.63%	04/23/2035	483,396
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(f)(g)	3M SOFR + 3.41%	07/16/2034	487,363
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(f)(g)	3M SOFR + 7.35%	07/17/2035	955,083
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(f)(g)	3M SOFR + 5.25%	07/24/2036	503,721
	Barings CLO, Ltd.
500,000	Series 2018-4A(f)(g)	3M SOFR + 6.08%	10/15/2030	473,746
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(f)(g)	3M SOFR + 6.01%	07/20/2029	1,247,444
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(f)(g)	3M SOFR + 7.12%	04/15/2036	1,498,449
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(f)(g)	3M US L + 3.41%	04/15/2036	493,150
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(f)(g)	3M SOFR + 6.50%	01/17/2035	488,470
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M SOFR + 2.86%	04/20/2031	471,072
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(f)(g)	3M SOFR + 3.26%	10/20/2030	941,632
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 6.01%	10/15/2031	943,848
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(f)(g)	3M SOFR + 3.41%	10/15/2031	489,061
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(f)(g)	3M SOFR + 3.26%	07/15/2030	491,558
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 7.09%	04/15/2032	475,258
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(f)(g)	3M SOFR + 3.61%	04/15/2034	1,220,999
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 3.01%	01/30/2031	924,978
1,500,000	Series 2018-1A(f)(g)	3M SOFR + 5.76%	01/30/2031	1,330,069
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	934,183
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	492,359
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M SOFR + 3.31%	07/15/2034	965,398
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(f)(g)	3M SOFR + 6.56%	10/15/2034	952,675
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M US L + 3.30%	07/20/2034	979,312
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(g)	3M SOFR + 5.61%	05/15/2031	927,762
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.96%	01/25/2035	1,970,591

Principal Amount/Description		Rate	Maturity	Value
	Carlyle US CLO 2021-1, Ltd.
$500,000	Series 2021-1A(f)(g)	3M SOFR + 6.26%	04/15/2034	$491,584
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.26%	04/15/2030	483,556
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 6.06%	04/15/2030	934,654
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 2.86%	04/17/2030	480,805
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(g)	3M SOFR + 2.16%	04/20/2031	491,229
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M SOFR + 2.81%	05/15/2031	467,018
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(f)(g)	3M SOFR + 2.56%	10/20/2034	494,742
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(f)(g)	3M US L + 5.94%	07/20/2034	489,372
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2030	485,952
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(f)(g)	3M SOFR + 6.79%	07/24/2030	1,226,513
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(f)(g)	3M SOFR + 6.66%	10/15/2030	959,580
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M SOFR + 3.11%	04/20/2030	493,562
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(f)(g)	3M CME TERM SOFR + 5.25%	10/20/2036	503,028
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.26%	07/16/2031	448,484
	Milos CLO, Ltd.
500,000	Series 2020-1A(f)(g)	3M SOFR + 6.41%	10/20/2030	479,026
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 5.76%	10/20/2030	947,080
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(f)(g)	3M SOFR + 6.01%	07/20/2031	492,605
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(f)(g)	3M SOFR + 6.21%	07/16/2035	487,951
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(f)(g)	3M SOFR + 6.26%	10/16/2034	981,609
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 6.13%	07/20/2034	474,687
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 6.25%	04/20/2034	495,381
	Sound Point CLO XXIII
500,000	Series 2021-2A(f)(g)	3M SOFR + 3.56%	07/15/2034	481,944
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(f)(g)	3M SOFR + 6.98%	10/25/2034	1,034,400
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 3.35%	07/20/2034	465,850
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(f)(g)	3M US L + 6.90%	01/25/2032	945,336
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(f)(g)	3M SOFR + 3.66%	10/25/2034	481,601
500,000	Series 2021-4A(f)(g)	3M SOFR + 6.96%	10/25/2034	410,849
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 2.86%	01/15/2030	473,852

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River 2017-1 CLO, Ltd.
$1,400,000	Series 2021-1A(f)(g)	3M US L + 3.91%	04/18/2036	$1,352,693
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(f)(g)	3M US L + 7.08%	04/15/2035	466,570
	THL Credit Wind River 2018-3 CLO, Ltd.
2,000,000	Series 2018-3A(f)(g)	3M SOFR + 3.21%	01/20/2031	1,938,799
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(f)(g)	3M SOFR + 3.71%	07/20/2034	1,073,095
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	476,960
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,850,608
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	912,837
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 6.01%	07/15/2030	914,499
1,000,000	Series 2018-3A(f)(g)	3M SOFR + 6.48%	10/22/2031	747,940
	Upland CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.16%	04/20/2031	489,734
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(f)(g)	3M SOFR + 3.76%	10/20/2031	987,846
	Voya CLO 2013-3, Ltd.
700,000	Series 2018-3A(f)(g)	3M SOFR + 2.51%	10/18/2031	691,546
	Voya CLO 2017-2
1,000,000	Series 2017-2A(f)(g)	3M SOFR + 6.28%	06/07/2030	920,292
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(f)(g)	3M CME TERM SOFR + 4.50%	10/20/2036	988,849
	Voya CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.06%	04/18/2031	476,909
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 3.01%	07/15/2031	977,233
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 5.51%	07/15/2031	906,571
500,000	Series 2018-3A(f)(g)	3M SOFR + 6.46%	10/20/2031	409,697
500,000	Series 2018-4A(f)(g)	3M SOFR + 6.21%	07/14/2031	370,658
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	939,463
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M SOFR + 3.91%	07/20/2030	494,425
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(f)(g)	3M SOFR + 3.66%	10/22/2031	1,375,554
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(f)(g)	3M SOFR + 6.69%	07/20/2034	453,764

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $64,937,356)				62,330,708

EQUITY - LINKED NOTES - 0.00%(l)
263,093	Inverpamplona SA(b)(c)(k)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.49%
	Aaset 2021-2 Trust
407,046	Series 2021-2A(f)	3.54%	12/15/2028	331,124
	ABFC Trust
2,507,329	Series 2007-WMC1(g)	1M SOFR + 1.36%	06/25/2037	1,770,127
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(f)(g)	1M SOFR + 4.11%	04/15/2026	505,820

Principal Amount/Description		Rate	Maturity	Value
	AMSR
$5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2025	$4,849,152
5,000,000	Series 2021-SFR1(f)(g)	4.61%	06/17/2028	4,208,791
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	30D SOFR + 2.76%	09/16/2036	1,138,115
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2018-DSNY(f)(g)	1M SOFR + 1.40%	09/15/2034	994,340
683,000	Series 2019-AHT(f)(g)	2.57%	03/15/2034	668,557
	BANK
200,000	Series 2017-BNK5(g)	4.19%	06/15/2027	166,621
10,291,000	Series 2018-BN12(f)(g)(n)	1.50%	05/15/2061	519,893
660,000	Series 2022-BNK39	3.18%	01/15/2032	545,180
165,000	Series 2022-BNK39(f)	2.50%	01/15/2032	81,754
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	292,604
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(g)(n)	0.72%	04/15/2030	634,517
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	262,470
	BANK 2021-BNK37
381,000	Series 2021-BN37(g)	3.11%	11/15/2031	257,131
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(g)	4.83%	05/15/2026	948,009
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	08/15/2032	499,504
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M SOFR + 3.85%	07/15/2037	2,748,761
	Benchmark Mortgage Trust
9,374,080	Series 2018-B2(g)(n)	0.45%	01/15/2028	122,457
600,000	Series 2018-B2(g)	4.29%	01/15/2028	466,727
20,246,375	Series 2018-B4(g)(n)	0.46%	06/15/2028	301,171
1,589,000	Series 2018-B4(f)(g)	2.75%	07/17/2051	1,034,545
1,130,000	Series 2019-B9(g)	4.97%	01/15/2029	847,365
522,000	Series 2020-B18(f)	4.14%	08/15/2025	462,807
310,000	Series 2020-B19	1.69%	09/15/2025	284,046
1,510,000	Series 2021-B31(f)	2.25%	11/15/2031	546,121
592,000	Series 2022-B32(g)	3.41%	01/15/2032	472,480
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M SOFR + 3.05%	12/15/2035	360,877
	Blackbird Capital II Aircraft Lease, Ltd.
1,167,188	Series 2021-1A(f)	3.45%	07/15/2028	998,681
	BMO Mortgage Trust
7,951,000	Series 2022-C1(f)(g)(n)	1.76%	02/15/2032	873,513
275,021	Series 2023-C5	5.74%	02/15/2028	276,539
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(f)(g)	1M SOFR + 2.01%	04/15/2034	987,078
	BX Trust
636,000	Series 2019-OC11(f)(g)	3.94%	12/09/2029	555,523
2,964,000	Series 2019-OC11(f)(g)	3.94%	12/06/2041	2,519,437
900,000	Series 2021-VIEW(f)(g)	1M SOFR + 4.044%	06/15/2036	806,010
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	680,972

Principal Amount/Description		Rate	Maturity	Value
	Carbon Capital VI Commercial Mortgage Trust
$359,976	Series 2019-FL2(f)(g)	1M SOFR + 2.96%	10/15/2035	$319,419
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)	0.00%	01/10/2028	634,385
5,250	Series 2021-N2(f)	0.00%	03/10/2028	479,927
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	10/25/2024	4,410,747
	Castlelake Aircraft Securitization Trust
3,216,222	Series 2018-1(f)	6.63%	06/15/2043	1,000,110
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(f)	0.00%	04/15/2039	61,875
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(f)(g)	3M SOFR + 2.88%	01/20/2035	997,169
1,000,000	Series 2021-8A(f)(g)	3M SOFR + 3.68%	01/20/2035	972,660
	CD Mortgage Trust
750,000	Series 2017-CD4(g)	4.35%	04/10/2027	554,099
	CFCRE Commercial Mortgage Trust
432,966	Series 2016-C6	2.95%	08/10/2026	410,206
3,193,168	CGCMT 2014-GC25 XA		10/10/2047	10,014
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(f)(g)	3M SOFR + 7.06%	10/16/2034	653,515
	CIFC Funding, Ltd.
850,000	Series 2021-1A(f)(g)	3M SOFR + 6.26%	04/25/2033	838,211
500,000	Series 2021-4A(f)(g)	3M US L + 5.95%	07/15/2033	491,333
	Citigroup Commercial Mortgage Trust
866,000	Series 2015-GC27(f)(g)	4.42%	02/12/2048	726,333
400,000	Series 2015-GC31(g)	4.05%	06/10/2025	316,687
344,000	Series 2016-GC36(f)	2.85%	02/12/2049	137,554
464,000	Series 2017-C4(g)	4.10%	10/12/2027	409,420
225,000	Series 2019-GC41	3.20%	08/10/2029	180,490
1,000,000	Series 2019-SMRT(f)(g)	4.75%	01/10/2036	998,323
1,433,000	Series 2020-555(f)(g)	3.50%	12/12/2041	959,302
546,000	Series 2022-GC48(g)	4.58%	05/15/2032	533,280
	Citigroup Mortgage Loan Trust
603,797	Series 2006-WF1(m)	4.57%	03/25/2036	292,423
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(f)	5.99%	12/28/2026	2,336,981
2,581,503	COMM 2015-CR22 XA		03/10/2048	15,953
	Commercial Mortgage Pass-Through Certificates
8,410,265	Series 2014-UBS4(f)	3.75%	08/10/2024	437,581
11,000	Series 2014-UBS4(f)(g)	0.00%	08/10/2047	1
4,068,521	Series 2015-CR26(g)(n)	0.93%	09/10/2025	44,242
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	664,463
120,200	Series 2007-1(g)	5.90%	05/25/2037	29,150
4,843,415	CSAIL 2015-C1 XA		04/15/2050	21,145
	CSAIL Commercial Mortgage Trust
490,000	Series 2016-C6(g)	4.92%	04/15/2026	417,234
1,362,000	Series 2016-C6(f)(g)	4.92%	01/15/2049	872,852
	CSMC
832,000	Series 2021-B33(f)(g)	3.65%	10/10/2031	595,180
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(g)	3.33%	05/12/2049	1,112,663

Principal Amount/Description		Rate	Maturity	Value
	Diamond Infrastructure Funding LLC
$2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	$1,734,916
	DOLP Trust
1,000,000	Series 2021-NYC(f)(g)	3.70%	05/10/2031	655,419
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(g)	3M SOFR + 5.86%	07/15/2030	904,849
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M SOFR + 6.01%	08/15/2031	873,348
500,000	Series 2018-40A(f)(g)	3M SOFR + 3.36%	08/15/2031	495,042
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(f)(g)	3M SOFR + 3.19%	07/15/2030	485,230
	Fannie Mae-Aces
22,745,652	Series 2019-M12(g)(n)	0.56%	06/25/2029	368,987
14,063,698	Series 2019-M24(g)(n)	1.15%	03/25/2031	796,074
37,657,758	Series 2019-M7(g)(n)	0.35%	04/25/2029	482,400
27,974,201	Series 2020-M10(g)(n)	0.82%	12/25/2027	432,996
47,507,941	Series 2020-M10(g)(n)	0.87%	07/25/2032	2,093,884
13,264,135	Series 2020-M13(g)(n)	1.30%	09/25/2030	612,731
349,000,953	Series 2021-M17(g)(n)	0.10%	07/25/2031	1,559,929
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	08/19/2037	1,045,100
2,681,998	Series 2022-SFR1(f)	4.15%	05/17/2027	2,577,128
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(f)(g)	4.36%	07/25/2026	4,847,884
5,000,000	Series 2021-GT2(f)(g)	4.44%	10/25/2026	4,028,290
43,024,557	FNA 2021-M23 X1		11/01/2031	851,254
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(f)(g)	3.96%	12/12/2036	1,560,775
	FREMF Mortgage Trust
890,367	Series 2015-KF07(f)(g)	30D US SOFR + 5.06%	02/25/2025	880,745
753,730	Series 2018-KF56(f)(g)	30D US SOFR + 5.91%	11/25/2028	651,956
1,497,450	Series 2019-KF71(f)(g)	30D US SOFR + 6.11%	10/25/2029	1,427,222
	FRTKL
4,050,000	Series 2021-SFR1(f)	4.11%	09/17/2026	3,535,230
	Ginnie Mae Strip
7,127,986	Series 2020-3(n)	1.40%	09/16/2045	535,533
	Great Wolf Trust
2,500,000	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2036	2,457,020
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(f)(g)	1M SOFR + 1.85%	07/15/2035	375,738
1,111,000	Series 2021-ARDN(f)(g)	1M SOFR + 6.048%	11/15/2026	1,032,638
	GS Mortgage Securities Trust
250,214	Series 2011-GC5(f)(g)(n)	1.95%	08/10/2044	1
2,417,000	Series 2014-GC26(f)(g)	4.51%	11/10/2047	1,729,720
1,110,000	Series 2015-GC28(f)(g)	4.31%	02/10/2048	983,180
6,832,006	Series 2015-GS1(g)(n)	0.77%	11/10/2025	76,929
828,000	Series 2018-GS10(g)	4.37%	07/10/2028	694,450
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2031	143,671
636,000	Series 2020-GC45(g)	3.41%	12/13/2029	517,230
	GSAA Home Equity Trust
1,850,268	Series 2006-13(g)	6.04%	07/25/2036	566,070
444,419	Series 2006-18(m)	6.18%	11/25/2036	103,963
138,504	Series 2006-6(g)	5.69%	03/25/2036	40,371
796,852	Series 2007-2(m)	6.60%	03/25/2037	189,930

Principal Amount/Description		Rate	Maturity	Value
	GSCG Trust
$675,000	Series 2019-600C(f)(g)	3.99%	09/06/2024	$7,112
	Hardee's Funding LLC
947,500	Series 2018-1A(f)	5.71%	06/20/2028	883,261
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(f)(g)	3M SOFR + 5.81%	01/28/2030	472,991
	Hilton USA Trust
900,000	Series 2016-SFP(f)	2.83%	11/05/2035	723,265
	HSI Asset Securitization Corp. Trust
5,514,009	Series 2006-HE1(g)	1M SOFR + 0.39%	10/25/2036	1,815,728
1,215,812	Series 2007-NC1(g)	1M SOFR + 0.29%	04/25/2037	757,526
	IMT Trust
700,000	Series 2017-APTS(f)(g)	3.50%	06/15/2024	684,838
	ITE Rail Fund Levered LP
671,618	Series 2021-3A(f)	2.21%	06/28/2027	596,676
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(f)(g)	4.61%	07/05/2031	529,327
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(f)(g)	3.36%	11/18/2048	1,761,419
3,787,571	Series 2015-C28(g)(n)	0.92%	03/15/2025	31,061
7,149,462	Series 2015-C30(g)(n)	0.42%	07/15/2025	36,688
2,692,607	Series 2015-C31(g)(n)	0.81%	08/15/2025	27,950
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(f)(g)	5.53%	02/15/2046	456,764
1,010,000	Series 2018-WPT(f)(g)	5.36%	07/05/2033	584,026
235,000	Series 2019-UES(f)	4.34%	05/05/2032	229,826
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2032	1,099,977
	JP Morgan Mortgage Acquisition Corp.
171,159	Series 2006-CH2(m)	5.46%	09/25/2029	104,334
	JP Morgan Mortgage Acquisition Trust
3,375,925	Series 2006-RM1(g)	1M SOFR + 0.59%	08/25/2036	1,502,626
	JPMBB Commercial Mortgage Securities Trust
16,173,171	Series 2014-C24(g)(n)	0.82%	09/17/2047	46,651
1,110,000	Series 2014-C26(f)(g)	3.87%	12/15/2024	903,266
519,000	Series 2015-C27(g)	4.30%	02/15/2025	400,588
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(g)	3.70%	07/15/2027	383,051
	Kestrel Aircraft Funding, Ltd.
329,123	Series 2018-1A(f)	4.25%	10/15/2025	293,253
	Laurel Road Prime Student Loan Trust
14,853,791	Series 2020-A(f)	0.00%	11/25/2050	1,267,504
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M SOFR + 6.01%	10/20/2030	780,864
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(g)	3M SOFR + 5.86%	07/16/2031	378,807
	LCM XIV LP
1,000,000	Series 2018-14A(f)(g)	3M SOFR + 3.01%	07/20/2031	899,972
750,000	Series 2018-14A(f)(g)	3M SOFR + 5.76%	07/20/2031	513,008
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M SOFR + 6.26%	10/15/2031	725,341

Principal Amount/Description		Rate	Maturity	Value
	LCM XX LP
$1,000,000	Series 2018-20A(f)(g)	3M SOFR + 5.71%	10/20/2027	$995,574
	LoanCore Issuer, Ltd.
375,000	Series 2021-CRE5(f)(g)	1M CME TERM SOFR + 2.46448%	07/15/2036	355,517
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(f)(g)	4.67%	03/10/2027	758,536
	MACH 1 Cayman, Ltd.
848,043	Series 2019-1(f)	3.47%	08/15/2026	742,809
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(f)(g)	3M SOFR + 6.61%	07/15/2034	602,336
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(f)(g)	3M SOFR + 6.26%	07/17/2034	977,966
	Master Asset Backed Securities Trust
3,914,530	Series 2006-NC3(g)	1M US L + 0.21%	10/25/2036	1,951,484
	Merrill Lynch Mortgage Investors Trust
9,960,923	Series 2006-RM3(g)	1M SOFR + 0.59%	06/25/2037	2,180,313
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(f)	8.01%	02/20/2028	999,579
	MFT Trust
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/10/2030	691,544
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(g)	4.13%	02/15/2025	633,145
1,292,000	Series 2016-C31(f)(g)	3.00%	10/15/2026	795,379
1,100,000	Series 2017-C34(f)	2.70%	10/15/2027	677,435
	Morgan Stanley Capital I Trust
1,070,004	Series 2016-UB11 XA(g)(n)	1.44%	08/15/2026	31,333
765,000	Series 2018-H4(f)	3.00%	12/15/2028	507,253
1,117,000	Series 2018-L1(g)	4.78%	10/15/2028	904,842
750,000	Series 2019-H7	4.13%	07/15/2029	593,519
826,000	Series 2021-L6(g)	3.46%	07/15/2031	567,960
10,249,000	Series 2021-L7(f)(g)(n)	0.92%	10/15/2031	614,551
	Morgan Stanley Mortgage Loan Trust
328,361	Series 2007-3XS(m)	6.20%	01/25/2047	121,083
	Mosaic Solar Loan Trust
53,402	Series 2017-1A(f)	4.45%	06/20/2042	50,340
231,307	Series 2018-1A(f)	4.01%	08/20/2030	214,599
381,877	Series 2020-2A(f)	3.00%	06/20/2025	347,120
	MVW 2021-1W LLC
469,215	Series 2021-1WA(f)	1.94%	01/22/2041	430,137
544,290	Series 2021-1WA(f)	3.17%	01/22/2041	493,935
	Navient Private Education Refi Loan Trust
452,068	Series 2018-A(f)	3.68%	11/17/2025	431,109
	NJ Trust
275,000	Series 2023-GSP(f)(g)	6.70%	01/06/2029	287,239
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M SOFR + 7.06%	05/12/2031	1,442,137
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 8.35%	07/15/2030	739,216

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 29, Ltd.
$500,000	Series 2020-1A(f)(g)	3M SOFR + 3.36%	01/24/2033	$487,211
2,000,000	Series 2020-1A(f)(g)	3M SOFR + 7.51%	01/24/2033	1,870,587
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	483,583
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(f)(g)	3M SOFR + 7.26%	01/20/2035	458,867
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M SOFR + 7.01%	07/15/2034	981,044
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.86%	07/15/2036	896,336
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(f)(g)	3M US L + 6.75%	01/15/2033	608,709
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	482,500
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	901,150
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M SOFR + 7.26%	02/14/2031	961,051
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(f)(g)	3M SOFR + 2.16%	01/22/2030	967,572
500,000	Series 2018-1A(f)(g)	3M SOFR + 5.71%	01/22/2030	464,691
	OHA Credit Funding 3, Ltd.
2,000,000	Series 2021-3A(f)(g)	3M SOFR + 6.51%	07/02/2035	2,020,429
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(f)(g)	3M SOFR + 6.51%	04/18/2033	1,997,477
	Pagaya AI Debt Selection Trust
360,560	Series 2020-3(f)	6.43%	05/17/2027	359,991
270,342	Series 2021-2(f)	3.00%	01/25/2029	263,237
2,000,000	Series 2021-5(f)	0.00%	08/15/2029	186,428
	Pagaya AI Debt Trust
1,250,000	Series 2023-5(f)	9.10%	04/15/2031	1,276,274
	PAGAYA AI Debt Trust
587,213	Series 2022-2(f)(g)	5.47%	01/15/2030	583,706
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(g)	1M US L + 0.65%	12/25/2035	3,117,741
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,247,475
	Progress Residential
6,900,000	Series 2021-SFR8(f)	4.01%	10/17/2026	6,026,837
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(f)	5.75%	09/15/2028	2,321,145
	RR 2, Ltd.
1,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.06%	04/15/2036	956,186
	RR 6, Ltd.
1,000,000	Series 2021-6A(f)(g)	3M SOFR + 6.11%	04/15/2036	934,100
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(f)	5.93%	03/15/2025	1,090,708
	Sapphire Aviation Finance II, Ltd.
332,692	Series 2020-1A(f)	3.23%	03/15/2027	292,202

Principal Amount/Description		Rate	Maturity	Value
	Signal Rail I LLC
$455,662	Series 2021-1(f)	2.23%	08/17/2028	$393,653
	SLG Office Trust
1,100,000	Series 2021-OVA(f)	2.85%	07/15/2031	808,914
	SMB Private Education Loan Trust
158,542	Series 2018-B(f)(g)	1M SOFR + 0.83%	08/15/2027	157,010
968	Series 2021-A(f)	0.00%	01/15/2053	2,652,465
	SMR Mortgage Trust
927,725	Series 2022-IND(f)(g)	1M SOFR + 7.50%	02/15/2024	777,969
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(f)	0.00%	08/15/2030	531,033
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(f)	0.00%	01/25/2048	703,918
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)	0.00%	02/25/2042	362,785
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	274,555
	Sprite, Ltd.
378,102	Series 2021-1(f)	3.75%	10/15/2028	347,540
	Start, Ltd.
456,579	Series 2018-1(f)	4.09%	05/15/2025	415,809
	Sunnova Helios VII Issuer LLC
1,072,812	Series 2021-C(f)	2.63%	10/20/2028	836,035
	Sunnova Sol III Issuer LLC
1,285,145	Series 2021-1(f)	2.58%	04/30/2031	1,051,179
	Sunnova Sol Issuer LLC
881,544	Series 2020-1A(f)	3.35%	01/30/2030	771,002
	Thunderbolt Aircraft Lease, Ltd.
1,059,641	Series 2017-A(f)(m)	4.21%	04/15/2024	1,009,522
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(m)	5.07%	09/15/2038	3,044,638
	TIF Funding II LLC
307,750	Series 2021-1A(f)	1.65%	02/20/2046	264,760
	Tricon Residential
3,700,000	Series 2021-SFR1(f)	4.13%	07/17/2026	3,311,502
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(g)	3M SOFR + 4.41%	07/20/2032	1,691,605
	TRTX Issuer, Ltd.
337,426	Series 2021-FL4(f)(g)	1M SOFR + 1.31%	03/15/2038	333,942
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(g)(n)	0.43%	08/15/2050	481,151
650,000	Series 2017-C4(g)	4.24%	09/15/2027	583,993
520,000	Series 2018-C10(g)	5.05%	05/15/2028	424,781
1,099,000	Series 2018-C8(g)	4.68%	02/15/2028	915,298
928,000	Series 2018-C9(g)	4.95%	03/15/2028	577,904
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(f)(g)	4.08%	03/12/2046	1,376,182
	Upstart Pass-Through Trust
79,777	Series 2021-ST1(f)	2.75%	02/20/2027	78,305
182,197	Series 2021-ST2(f)	2.50%	04/20/2027	176,609
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	102,357
	US Auto Funding 2021-1
1,068,326	Series 2021-1A(f)	2.20%	05/15/2026	974,413

Principal Amount/Description		Rate	Maturity	Value
	Vault DI Issuer LLC
$750,000	Series 2021-1A(f)	2.80%	07/15/2026	$657,586
	Velocity Commercial Capital Loan Trust
221,645	Series 2018-2(f)(g)	4.05%	09/25/2024	212,617
467,824	Series 2019-1(f)(g)	3.94%	01/25/2027	415,858
229,018	Series 2019-1(f)(g)	4.01%	07/25/2027	197,437
184,186	Series 2019-1(f)(g)	4.12%	11/25/2027	150,035
1,406,099	Series 2021-2(f)(g)	4.92%	12/25/2030	991,212
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(f)(m)	4.83%	03/27/2051	3,518,408
	Wachovia Bank Commercial Mortgage Trust
972	Series 2006-C29(g)(n)	0.29%	11/15/2048	15
	WAVE LLC
1,191,535	Series 2019-1(f)	7.00%	09/15/2044	163,874
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(g)	3.69%	11/15/2025	1,063,294
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	723,008
5,628,945	Series 2016-C37(f)(g)(n)	1.60%	12/15/2049	202,410
356,000	Series 2016-NXS6	3.81%	11/15/2049	320,744
1,100,000	Series 2018-C45	4.73%	06/15/2028	971,220
134,000	Series 2020-C55	3.14%	02/15/2030	105,257
830,000	Series 2021-C61	3.31%	07/15/2031	563,687
	WFRBS Commercial Mortgage Trust
239,977	Series 2013-C14	3.49%	06/15/2046	220,221
	WF-RBS Commercial Mortgage Trust
2,679,912	Series 2014-C21(g)(n)	0.99%	08/15/2047	12,894
3,423,995	Series 2014-C22(g)(n)	0.76%	09/15/2057	10,030
	Willis Engine Structured Trust V
795,402	Series 2020-A(f)	3.23%	03/15/2028	712,523
	Willis Engine Structured Trust VI
1,981,714	Series 2021-A(f)	7.39%	05/15/2046	1,630,994

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $270,536,764)				209,848,659

U.S. GOVERNMENT BONDS AND NOTES - 11.78%
22,010,000	U.S. Treasury Bonds	4.50%	11/15/2033	23,113,939
42,800,000	U.S. Treasury Bonds	4.75%	11/15/2043	45,923,063
47,350,000	U.S. Treasury Bonds	4.75%	11/15/2053	53,109,683
350,000	U.S. Treasury Notes	4.88%	11/30/2025	353,650
305,000	U.S. Treasury Notes	4.63%	10/15/2026	309,563
500,000	U.S. Treasury Notes	4.63%	11/15/2026	507,969
275,000	U.S. Treasury Notes	4.63%	09/30/2028	283,895
340,000	U.S. Treasury Notes	4.38%	11/30/2028	347,969
17,000,000	U.S. Treasury Notes	3.75%	12/31/2028	16,924,297
270,000	U.S. Treasury Notes	3.75%	06/30/2030	267,637
190,000	U.S. Treasury Notes	4.63%	09/30/2030	198,112

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $126,250,706)				141,339,777

MORTGAGE-BACKED SECURITIES - 2.54%
	Fannie Mae Pool
2,968,307	Series 2021-	2.50%	08/01/2051	2,557,932
2,631,480	Series 2023-	2.50%	03/01/2052	2,262,878

Principal Amount/Description		Rate	Maturity	Value
$2,549,092	Series 2023-	2.50%	04/01/2052	$2,183,874
1,393,954	Series 2023-	6.00%	05/01/2053	1,423,070
2,136,867	Series 2023-	6.00%	10/01/2053	2,183,716
	Freddie Mac Pool
2,312,132	Series 2022-	4.50%	09/01/2052	2,242,879
972,062	Series 2023-	2.00%	02/01/2052	810,364
1,593,159	Series 2023-	5.00%	05/01/2053	1,584,910
2,159,485	Series 2023-	5.00%	06/01/2053	2,172,762
1,965,170	Series 2023-	5.00%	07/01/2053	1,958,866
3,632,096	Series 2023-	5.50%	08/01/2053	3,674,559
	Ginnie Mae I Pool
3,022,230	Series 2012-	3.50%	09/15/2042	2,855,743
	Ginnie Mae II Pool
2,781,740	Series 2021-	3.00%	11/20/2051	2,504,254
2,286,643	Series 2022-	3.00%	04/20/2052	2,058,701

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $29,901,724)				30,474,508

MUNICIPAL BONDS - 0.02%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	208,737

TOTAL MUNICIPAL BONDS
(Cost $230,118)				208,737

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 17.98%
	Adjustable Rate Mortgage Trust
1,919,446	Series 2005-10(g)	5.42%	01/25/2036	1,387,566
	Alternative Loan Trust
123,705	Series 2005-20CB	5.50%	07/25/2035	99,761
57,336	Series 2005-54CB	5.50%	11/25/2035	32,899
603,373	Series 2005-85CB(g)	1M US L + 1.10%	02/25/2036	461,172
127,423	Series 2005-85CB(g)	21.63% - 3.67 x 1M US L	02/25/2036	103,796
177,236	Series 2005-86CB	5.50%	02/25/2036	103,959
136,045	Series 2005-9CB(g)	1M US L + 0.50%	05/25/2035	114,532
246,287	Series 2005-9CB(g)(n)	5.05% - 1M US L	05/25/2035	7,668
1,020,875	Series 2006-15CB	6.50%	06/25/2036	487,319
98,627	Series 2006-30T1	6.25%	11/25/2036	74,663
94,168	Series 2006-32CB	5.50%	11/25/2036	52,258
220,320	Series 2006-36T2(g)	28.06% - 4.6 x 1M US L	12/25/2036	164,989
806,404	Series 2007-19	6.00%	08/25/2037	418,328
2,686,925	Series 2007-20	6.25%	08/25/2047	1,371,664
752,734	Series 2007-23CB(g)	1M US L + 0.50%	09/25/2037	302,361
718,735	Series 2007-23CB(g)(n)	6.39% - 1M SOFR	09/25/2037	108,645
	American Home Mortgage Investment Trust
157,985	Series 2007-A(f)(m)	6.60%	01/25/2037	24,507
	Banc of America Funding
1,559,545	Series 2014-R8(f)(g)	1M SOFR + 0.35%	12/26/2024	1,273,648
	Banc of America Funding Trust
27,365	Series 2006-2	5.50%	03/25/2036	26,413
	BCAP, LLC Trust
96,245	Series 2007-AA2(g)	7.50%	04/25/2037	54,097
62,444	Series 2007-AA2	6.00%	04/25/2037	28,968
4,736,118	Series 2010-RR6(f)(g)	4.51%	07/26/2036	2,245,671
	Bear Stearns ALT-A Trust
732,934	Series 2006-6(g)	4.20%	11/25/2036	328,122

Principal Amount/Description		Rate	Maturity	Value
	Bear Stearns Asset-Backed Securities Trust
$1,151,444	Series 2006-AC1(m)	6.25%	02/25/2036	$536,473
	Bear Stearns Structured Products, Inc.
7,018,856	Series 2008-R2(f)(g)	3.91%	06/25/2047	5,491,546
	Chase Mortgage Finance Trust
3,122,876	Series 2007-S2	6.00%	03/25/2037	1,760,661
333,440	Series 2007-S3	5.50%	05/25/2037	3
4,307,388	Series 2007-S4	6.00%	06/25/2037	1,870,125
	ChaseFlex Trust Series
3,343,184	Series 2007-M1(g)	1M SOFR + 0.34%	08/25/2037	2,631,294
	Citicorp Mortgage Securities Trust
293,538	Series 2007-1	6.00%	01/25/2037	259,119
	Citigroup Mortgage Loan Trust
71,810	Series 2009-12(f)	5.50%	11/25/2035	57,751
176,168	Series 2009-4(f)(g)	5.48%	05/25/2035	165,536
	CitiMortgage Alternative Loan Trust
304,772	Series 2007-A1	6.00%	01/25/2037	268,682
60,756	Series 2007-A1(g)(n)	5.40% - 1M US L	01/25/2037	2,919
43,790	Series 2007-A3(g)	6.00%	03/25/2037	39,309
101,130	Series 2007-A3(g)(n)	5.40% - 1M US L	03/25/2037	5,415
307,763	Series 2007-A6	5.50%	06/25/2037	257,270
	Connecticut Avenue Securities Trust
3,721,329	Series 2019-R05(f)(g)	30D US SOFR + 4.21%	07/25/2039	3,865,344
4,250,000	Series 2022-R02(f)(g)	30D US SOFR + 7.65%	01/25/2027	4,497,167
3,685,000	Series 2022-R03(f)(g)	30D US SOFR + 9.85%	03/25/2042	4,167,176
4,125,000	Series 2023-R06(f)(g)	30D US SOFR + 3.90%	07/25/2043	4,274,531
	Countrywide Home Loan Mortgage Pass-Through Trust
1,141,419	Series 2005-HYB7(g)	4.44%	11/20/2035	1,030,752
20,538	Series 2005-J4	5.50%	11/25/2035	16,741
1,153,023	Series 2006-18	6.00%	12/25/2036	650,027
137,524	Series 2007-17	6.00%	10/25/2037	97,533
199,335	Series 2007-3	6.00%	04/25/2037	98,289
225,740	Series 2007-7	5.75%	06/25/2037	112,997
	Credit Suisse First Boston Mortgage Securities Corp.
41,749	Series 2005-10	5.50%	11/25/2035	31,228
26,380	Series 2005-8	5.50%	08/25/2025	20,541
4,004,198	Series 2005-9	6.00%	10/25/2035	1,261,538
	Credit Suisse Mortgage Capital Certificates
1,720,912	Series 2006-2	5.75%	03/25/2036	931,469
	CSMC
900,000	Series 2021-NQM6(f)(g)	2.58%	07/25/2066	547,036
	CSMC Mortgage-Backed Trust
143,580	Series 2006-1	6.00%	02/25/2036	44,616
13,043	Series 2006-4	5.50%	05/25/2021	7,268
792,419	Series 2006-5	6.25%	06/25/2036	151,218
60,443	Series 2006-9	6.00%	11/25/2036	35,992
3,902	Series 2007-2	5.00%	03/25/2037	2,961

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$175,188	Series 2005-6(g)(n)	5.08% - 1M US L	12/25/2035	$9,635
76,507	Series 2005-6(g)	1M US L + 1.40%	12/25/2035	60,361
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
96,928	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	85,302
	Fannie Mae Interest Strip
5,838,223	Series 2014-419(n)	3.50%	04/25/2044	872,602
	Fannie Mae Pool
3,946,963	Series 2021-	3.00%	10/01/2046	3,595,362
1,946,741	Series 2021-	3.00%	12/01/2048	1,761,658
1,988,393	Series 2021-	4.00%	06/01/2049	1,914,467
2,379,898	Series 2021-	2.50%	12/01/2051	2,026,862
3,298,827	Series 2022-	3.50%	11/01/2050	3,071,698
1,555,621	Series 2022-	5.00%	07/01/2052	1,540,182
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,668,897
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,681,446
	Fannie Mae REMICS
4,969,652	Series 2014-1(g)(n)	5.79% - 30D US SOFR	02/25/2044	525,786
5,526,523	Series 2015-54(g)(n)	6.036% - 30D US SOFR	07/25/2045	713,500
8,842,517	Series 2020-74(g)(n)	4.10% - 30D US SOFR	10/25/2050	449,823
18,307,215	Series 2020-77(g)(n)	4.10% - 30D SOFR	11/25/2050	841,268
2,155,164	Series 2021-48(g)	3.65% - 30D US SOFR	08/25/2051	56,591
14,648,139	Series 2021-56(n)	2.50%	09/25/2051	1,828,232
	Federal Home Loan Mortgage Corp. Pool
105,637	Series Pool #G01840	5.00%	07/01/2035	107,536
40,158	Series Pool #G04817	5.00%	09/01/2038	40,881
	Federal Home Loan Mortgage Corp. REMICS
565,480	Series 2003-2722(g)	9.89% - 1M US L	12/15/2033	572,943
99,810	Series 2005-R003	5.50%	10/15/2035	99,413
788,411	Series 2006-3244(g)(n)	6.66% - 1M US L	11/15/2036	76,923
38,485	Series 2007-3261(g)(n)	6.43% - 1M US L	01/15/2037	3,387
80,688	Series 2007-3262(g)(n)	6.40% - 1M US L	01/15/2037	4,583
319,143	Series 2007-3301(g)(n)	6.10% - 1M US L	04/15/2037	26,105
233,756	Series 2007-3303(g)(n)	6.10% - 1M US L	04/15/2037	20,338
57,554	Series 2007-3382(g)(n)	6.00% - 1M US L	11/15/2037	3,690
206,431	Series 2007-3384(g)(n)	6.31% - 1M US L	08/15/2036	17,731
65,799	Series 2007-3384(g)(n)	6.39% - 1M US L	11/15/2037	3,993
29,040	Series 2008-3417(g)(n)	6.18% - 1M US L	02/15/2038	2,144
84,207	Series 2008-3423(g)(n)	5.65% - 1M US L	03/15/2038	4,943
1,260,503	Series 2008-3423(g)(n)	6.00% - 1M US L	03/15/2038	4,235
720,068	Series 2009-3510(g)	6.75% - 1M US L	02/15/2037	57,657
208,418	Series 2009-3523(g)(n)	6.00% - 1M US L	04/15/2039	15,807
37,168	Series 2009-3524(g)	3.41%	06/15/2038	34,757
3,238	Series 2009-3549(g)(n)	5.80% - 1M US L	07/15/2039	239
377,910	Series 2009-3560(g)	6.40% - 1M US L	11/15/2036	17,472
135,478	Series 2010-3641	4.50%	03/15/2040	134,034
202,624	Series 2010-3726(g)(n)	6.05% - 1M US L	09/15/2040	19,041
612,267	Series 2010-3728(g)(n)	4.45% - 1M US L	09/15/2040	21,399
256,500	Series 2010-3779	3.50%	12/15/2030	248,164
51,653	Series 2010-3779	4.00%	12/15/2030	50,793
239,736	Series 2010-3779	4.50%	12/15/2040	236,144
27,133	Series 2011-3786(g)	9.50% - 1M US L	01/15/2041	21,023
160,462	Series 2011-3808	3.50%	02/15/2031	155,237

Principal Amount/Description		Rate	Maturity	Value
$434,208	Series 2011-3815(g)(n)	5.85% - 1M US L	02/15/2041	$32,996
143,013	Series 2011-3824	3.50%	03/15/2031	138,354
219,971	Series 2011-3824(g)	7.10% - 1M US L	08/15/2036	24,740
246,626	Series 2011-3863	5.50%	08/15/2034	249,283
302,749	Series 2011-3864(g)	9.20% - 1M US L	05/15/2041	238,422
265,449	Series 2011-3871	5.50%	06/15/2041	269,992
244,354	Series 2011-3872(g)(n)	5.95% - 1M US L	06/15/2041	18,406
1,647,176	Series 2011-3910	5.00%	08/15/2041	1,660,702
1,059,636	Series 2011-3924(g)(n)	6.00% - 1M US L	09/15/2041	64,260
1,454,810	Series 2012-3(g)(n)	5.95% - 1M US L	02/25/2042	140,664
792,183	Series 2013-4170(g)	4.05% - 1M US L	01/15/2033	696,860
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,300,917
3,740,487	Series 2015-4440	2.50%	02/15/2045	3,289,557
	Federal National Mortgage Association Pool
28,601	Series Pool #555743	5.00%	09/01/2033	29,073
33,920	Series Pool #735382	5.00%	04/01/2035	34,481
94,239	Series Pool #735383	5.00%	04/01/2035	95,797
60,101	Series Pool #735484	5.00%	05/01/2035	61,094
18,404	Series Pool #AH4437	4.00%	01/01/2041	17,607
	Federal National Mortgage Association REMICS
17,467	Series 2004-46(g)	6.00% - 1M US L	03/25/2034	263
121,548	Series 2006-101(g)(n)	6.47% - 30D US SOFR	10/25/2036	12,453
355,292	Series 2006-123(g)(n)	6.32% - 1M US L	01/25/2037	36,027
1,618,610	Series 2006-92(g)(n)	6.47% - 30D US SOFR	10/25/2036	165,111
49,956	Series 2007-102(g)(n)	6.40% - 1M US L	11/25/2037	3,290
37,418	Series 2007-108(g)(n)	6.36% - 1M US L	12/25/2037	2,501
5,938	Series 2007-30(g)(n)	6.11% - 1M US L	04/25/2037	411
221,228	Series 2007-38(g)(n)	6.08% - 1M US L	05/25/2037	11,138
9,163	Series 2007-51(g)(n)	6.10% - 1M US L	06/25/2037	493
25,572	Series 2007-53(g)(n)	6.10% - 1M US L	06/25/2037	1,584
240,313	Series 2007-57(g)(n)	6.62% - 1M US L	10/25/2036	22,877
48,303	Series 2007-68(g)(n)	6.65% - 1M US L	07/25/2037	3,980
365,197	Series 2008-3(g)(n)	6.46% - 1M US L	02/25/2038	26,992
35,013	Series 2008-56(g)(n)	6.06% - 1M US L	07/25/2038	1,477
9,975	Series 2008-81	5.50%	09/25/2038	10,064
109,564	Series 2009-111	5.00%	01/25/2040	110,491
52,959	Series 2009-111(g)(n)	6.25% - 1M US L	01/25/2040	5,584
464,409	Series 2009-12(g)(n)	6.60% - 1M US L	03/25/2036	32,297
12,791	Series 2009-28(g)	6.00% - 1M US L	04/25/2037	730
89,138	Series 2009-41	4.50%	06/25/2039	87,966
40,060	Series 2009-42(g)(n)	6.00% - 1M US L	06/25/2039	2,270
74,018	Series 2009-47(g)(n)	6.10% - 1M US L	07/25/2039	4,928
30,186	Series 2009-62(g)(n)	6.10% - 1M US L	08/25/2039	981
31,392	Series 2009-66(g)	5.80% - 1M US L	02/25/2038	2,308
25,883	Series 2009-68(g)(n)	5.25% - 1M US L	09/25/2039	1,269
87,385	Series 2010-11(g)(n)	4.80% - 1M US L	02/25/2040	4,302
16,275	Series 2010-111(g)(n)	6.00% - 1M US L	10/25/2040	904
48,178	Series 2010-112	4.00%	10/25/2040	46,092
68,406	Series 2010-115(g)	6.60% - 1M US L	11/25/2039	6,057
864,535	Series 2010-115(g)(n)	6.00% - 1M US L	10/25/2040	95,954
2,051,908	Series 2010-123(g)(n)	6.05% - 1M US L	11/25/2040	224,886
349,832	Series 2010-15(g)(n)	4.95% - 1M US L	03/25/2040	20,383
21,896	Series 2010-34(g)(n)	4.93% - 1M US L	04/25/2040	741
28,022	Series 2010-4(g)(n)	6.23% - 1M US L	02/25/2040	1,869
34,357	Series 2010-58(g)	12.47% - 1M US L	06/25/2040	31,199
1,190,011	Series 2010-75	4.50%	07/25/2040	1,170,703
93,167	Series 2010-9(g)(n)	4.75% - 1M US L	02/25/2040	3,492

Principal Amount/Description		Rate	Maturity	Value
$17,534	Series 2010-9(g)(n)	5.30% - 1M US L	02/25/2040	$937
5,097	Series 2010-90(g)(n)	6.00% - 1M US L	08/25/2040	401
129,347	Series 2011-16	3.50%	03/25/2031	125,005
100,054	Series 2011-25	3.00%	04/25/2026	98,006
150,412	Series 2011-29	3.50%	04/25/2031	145,363
1,642,640	Series 2012-106(g)(n)	6.16% - 1M US L	10/25/2042	157,786
262,964	Series 2012-124(g)	7.79% - 1M US L	11/25/2042	188,770
103,579	Series 2012-29(g)(n)	6.00% - 1M US L	04/25/2042	8,397
302,250	Series 2012-32(n)	5.00%	04/25/2042	45,486
1,585,176	Series 2012-65(g)(n)	5.98% - 1M US L	06/25/2042	161,545
620,133	Series 2018-21	0.00%	04/25/2048	479,153
	First Horizon Alternative Mortgage Securities Trust
462,298	Series 2005-FA6	5.50%	09/25/2035	249,128
	First Horizon Mortgage Pass-Through Trust
456,715	Series 2007-AR3(g)	4.82%	11/25/2037	211,132
	Freddie Mac Pool
3,727,665	Series 2021-	2.00%	11/01/2050	3,148,051
1,529,424	Series 2022-	3.00%	03/01/2052	1,364,829
	Freddie Mac REMICS
2,034,396	Series 2011-3972(g)(n)	5.79% - 30D US SOFR	12/15/2041	194,194
2,083,196	Series 2020-5007(g)(n)	5.99% - 30D US SOFR	08/25/2050	282,069
3,957,947	Series 2020-5041(n)	2.00%	11/25/2050	435,087
11,292,751	Series 2020-5057(n)	3.00%	11/25/2050	1,763,487
8,625,693	Series 2021-5070(n)	3.50%	02/25/2051	1,285,326
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(f)(g)	30D US SOFR + 5.65%	12/25/2050	4,653,853
2,500,000	Series 2021-DNA1(f)(g)	30D US SOFR + 4.75%	01/25/2051	2,560,195
2,750,000	Series 2021-HQA2(f)(g)	30D US SOFR + 3.15%	12/25/2033	2,766,543
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2021-DNA2(f)(g)	30D US SOFR + 6.00%	08/25/2033	3,364,445
	GCAT
1,500,000	Series 2021-NQM4(f)(g)	2.47%	08/25/2025	895,974
	Ginnie Mae II Pool
4,939,874	Series 2021-	2.50%	10/20/2051	4,304,378
1,474,025	Series 2021-	2.50%	11/20/2051	1,275,671
	Government National Mortgage Association
24,869	Series 2004-83(g)(n)	6.08% - 1M US L	10/20/2034	1,323
23,738	Series 2008-6(g)(n)	6.46% - 1M US L	02/20/2038	14
22,435	Series 2008-67(g)(n)	6.00% - 1M US L	08/20/2038	7
351,090	Series 2008-69(g)(n)	7.63% - 1M US L	08/20/2038	23,119
35,051	Series 2009-10(g)(n)	6.65% - 1M US L	02/16/2039	3,036
361,739	Series 2009-35	4.50%	05/20/2039	354,703
1,478,811	Series 2009-58(g)(n)	6.25% - 1M US L	06/20/2039	107,332
25,307	Series 2009-6(g)	5.95% - 1M US L	02/20/2038	7
706,608	Series 2009-75	5.00%	09/20/2039	705,262
1,685,482	Series 2010-121(g)(n)	6.00% - 1M US L	09/20/2040	184,269
26,370	Series 2010-61(g)(n)	6.44% - 1M SOFR	09/20/2039	1,400
721,653	Series 2010-85(g)	1M SOFR + 0.67%	07/20/2040	714,429
38,377	Series 2010-98(g)	5.45%	03/20/2039	1,686
23,577,361	Series 2010-H20(g)(n)	1.40%	10/20/2060	600,077
223,643	Series 2011-69	0.00%	05/20/2041	189,455

Principal Amount/Description		Rate	Maturity	Value
$720,940	Series 2011-71	4.50%	02/20/2041	$717,816
510,728	Series 2011-71(g)(n)	5.40% - 1M US L	05/20/2041	37,278
149,490	Series 2011-72(g)(n)	6.15% - 1M US L	05/20/2041	11,191
769,510	Series 2011-89(g)(n)	5.45% - 1M US L	06/20/2041	57,309
1,443,087	Series 2013-113(g)(n)	6.25% - 1M US L	03/20/2043	53,632
2,746,380	Series 2013-122(g)(n)	6.10% - 1M US L	08/16/2043	301,217
2,107,583	Series 2013-148(g)(n)	5.68% - 1M US L	10/16/2043	170,891
2,129,954	Series 2013-186(g)(n)	6.25% - 1M US L	02/16/2043	136,266
1,700,668	Series 2014-156(g)(n)	6.25% - 1M US L	10/20/2044	180,487
3,362,908	Series 2014-4(g)(n)	6.10% - 1M US L	01/16/2044	359,076
4,231,166	Series 2014-41(g)(n)	5.99% - 1M SOFR	03/20/2044	453,590
1,643,820	Series 2014-5(g)(n)	6.15% - 1M US L	07/20/2043	102,886
2,749,728	Series 2014-95(g)(n)	6.25% - 1M US L	06/16/2044	225,766
10,031,218	Series 2016-162(g)(n)	0.70%	09/16/2058	329,377
1,539,916	Series 2016-89(g)	1M SOFR + 0.56%	07/20/2046	1,502,900
13,327,403	Series 2016-H21(g)(n)	0.77%	09/20/2066	539,183
4,628,677	Series 2018-97(g)(n)	6.09% - 1M SOFR	07/20/2048	531,581
484,550	Series 2019-112(g)	1M SOFR + 0.51%	09/20/2049	471,335
9,826,193	Series 2019-22(g)	5.49% - 1M SOFR	02/20/2045	1,097,833
1,364,188	Series 2019-90(g)	1M SOFR + 0.46%	07/20/2049	1,323,754
4,429,100	Series 2019-92(g)(n)	5.99% - 1M SOFR	07/20/2049	486,072
17,801,962	Series 2019-H10(g)(n)	0.01%	06/20/2069	973,285
4,700,802	Series 2019-H18(g)(n)	0.06%	11/20/2069	184,194
8,942,559	Series 2020-112(g)(n)	6.14% - 1M SOFR	08/20/2050	1,003,916
16,379,305	Series 2020-146(g)(n)	3.75% - 1M US L	10/20/2050	693,516
12,516,645	Series 2020-146(g)(n)	6.19% - 1M SOFR	10/20/2050	1,796,147
11,770,420	Series 2020-167(g)(n)	3.75% - 1M US L	11/20/2050	345,663
17,444,191	Series 2020-168(g)(n)	0.98%	12/16/2062	1,215,939
4,441,090	Series 2020-188(g)	6.19% - 1M SOFR	11/20/2050	669,268
18,504,278	Series 2020-H18(g)(n)	0.09%	09/20/2070	1,195,304
14,832,779	Series 2021-1	2.50%	01/20/2051	2,034,940
9,973,499	Series 2021-1(g)(n)	6.19% - 1M SOFR	01/20/2051	1,403,386
9,848,888	Series 2021-107(g)(n)	3.75% - 1M US L	06/20/2051	429,795
1,537,164	Series 2021-117	3.50%	06/20/2051	256,940
13,065,819	Series 2021-160	2.50%	06/20/2051	1,395,086
17,140,560	Series 2021-52(g)	0.72%	04/16/2063	919,715
23,122,150	Series 2021-59(g)(n)	2.60% - 30D US SOFR	04/20/2051	285,075
12,942,808	Series 2021-7(n)	2.50%	01/20/2051	1,671,966
13,019,304	Series 2021-76	3.00%	08/20/2050	1,881,577
11,780,061	Series 2021-77(g)	3.75% - 1M US L	05/20/2051	451,584
15,212,416	Series 2021-77	2.50%	05/20/2051	1,668,175
5,949,871	Series 2021-89(g)(n)	3.75% - 1M US L	05/20/2051	213,506
9,313,716	Series 2021-97(g)(n)	3.75% - 1M US L	06/20/2051	285,197
28,613,024	Series 2021-97(g)(n)	3M US L + 2.44%	06/20/2051	390,244
12,703,938	Series 2021-H08(g)	0.21%	05/20/2071	248,915
37,142,882	Series 2022-1(g)(n)	2.65% - 30D US SOFR	01/20/2052	473,646
26,760,234	Series 2022-48(g)(n)	0.71%	01/16/2064	1,615,927
	GSR Mortgage Loan Trust
892,791	Series 2006-2F	5.25%	02/25/2036	371,371
1,557,437	Series 2007-2F	6.00%	03/25/2037	856,692
673,448	Series 2007-AR2(g)	3.68%	05/25/2037	377,169
	Impac CMB Trust
81,005	Series 2004-10(g)	1M SOFR + 0.81%	03/25/2035	66,093
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(f)(g)	3.45%	01/25/2057	725,215
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	365,584

Principal Amount/Description		Rate	Maturity	Value
	IndyMac IMSC Mortgage Loan Trust
$4,670,817	Series 2007-F2	6.50%	07/25/2037	$1,491,638
	JP Morgan Alternative Loan Trust
154,352	Series 2005-S1	6.00%	12/25/2035	106,251
21,783	Series 2006-S3(m)	6.62%	08/25/2036	20,857
	JP Morgan Mortgage Trust
773,610	Series 2007-S3	6.00%	07/25/2037	378,241
	JP Morgan Resecuritization Trust
517,976	Series 2011-1(f)(g)	6.00%	06/26/2037	397,496
1,908,376	Series 2014-6(f)(g)	1M SOFR + 0.32%	07/27/2046	1,804,151
	Legacy Mortgage Asset Trust
14,550,610	Series 2019-GS7(f)(m)	8.50%	11/25/2059	14,188,046
	Lehman Mortgage Trust
386,608	Series 2006-6	5.50%	10/25/2036	264,018
3,847,341	Series 2006-7(g)	1M US L + 0.25%	11/25/2036	297,488
3,847,341	Series 2006-7(g)(n)	7.75% - 1M US L	11/25/2036	344,113
1,161,970	Series 2006-8(g)	1M US L + 0.42%	12/25/2036	260,431
1,161,970	Series 2006-8(g)(n)	6.47% - 1M SOFR	12/25/2036	127,294
253,148	Series 2007-10	6.50%	01/25/2038	72,108
	LHOME Mortgage Trust
48,215	Series 2021-RTL1(f)(g)	3.09%	02/25/2026	48,078
4,400,000	Series 2021-RTL1(f)(g)	5.46%	02/25/2026	4,065,620
1,500,000	Series 2021-RTL2(f)(m)	4.61%	01/25/2024	1,406,140
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	76,731
	Morgan Stanley Mortgage Loan Trust
987,985	Series 2005-3AR(g)	4.98%	07/25/2035	817,532
2,143,250	Series 2006-11	6.00%	08/25/2036	1,312,523
2,491,164	Series 2006-1AR(g)	1M SOFR + 0.39%	02/25/2036	1,540,737
611,630	Series 2006-7(g)	5.21%	06/25/2036	341,443
638,284	Series 2006-7	6.00%	06/25/2036	317,305
	Morgan Stanley Re-REMIC Trust
206	Series 2011-R1(f)(g)	5.94%	02/26/2037	206
	Morgan Stanley Residential Mortgage Loan Trust
277,709	Series 2020-RPL1(f)(g)	5.69%	10/25/2060	274,791
	NewRez Warehouse Securitization Trust
3,943,333	Series 2021-1(f)(g)	1M SOFR + 5.36%	05/25/2055	3,951,251
	Nomura Asset Acceptance Corp. Alternative Loan Trust
952,445	Series 2005-AP3(g)	5.32%	08/25/2035	435,502
	PR Mortgage Loan Trust
6,093,183	Series 2014-1(f)(g)	5.82%	10/25/2049	5,614,802
	Prime Mortgage Trust
43,712	Series 2006-DR1(f)	5.50%	05/25/2035	37,750
	RBSGC Structured Trust
102,610	Series 2008-B(f)	6.00%	06/25/2037	91,208
	Residential Accredit Loans, Inc.
3,151,918	Series 2006-QA5(g)	1M US L + 0.22%	07/25/2036	1,291,687
1,162,900	Series 2006-QS10	6.50%	08/25/2036	987,661
288,881	Series 2006-QS6	6.00%	06/25/2036	222,364
714,649	Series 2006-QS7	6.00%	06/25/2036	551,320
37,570	Series 2006-QS7(g)	1M US L + 0.40%	06/25/2036	26,691
112,711	Series 2006-QS7(g)(n)	5.60% - 1M US L	06/25/2036	7,431
49,061	Series 2006-QS8(g)	1M US L + 0.45%	08/25/2036	35,813
147,184	Series 2006-QS8(g)(n)	5.55% - 1M US L	08/25/2036	11,449

Principal Amount/Description		Rate	Maturity	Value
$4,604	Series 2007-QS6(g)	55.00% - 8.33 x 1M US L	04/25/2037	$5,880
424,653	Series 2007-QS9	6.50%	07/25/2037	332,057
227,544	Series 2008-QR1	6.00%	08/25/2036	175,220
	Residential Asset Securitization Trust
383,225	Series 2006-A1	6.00%	04/25/2036	180,839
862,200	Series 2006-A2	6.00%	05/25/2036	365,743
903,474	Series 2006-A6	6.50%	07/25/2036	279,518
243,132	Series 2006-A8	6.00%	08/25/2036	136,234
148,217	Series 2006-A8	6.50%	08/25/2036	42,722
313,810	Series 2006-A8(g)(n)	5.90% - 1M US L	08/25/2036	28,890
1,330,623	Series 2007-A1	6.00%	03/25/2037	443,179
56,768	Series 2007-A6	6.00%	06/25/2037	29,887
2,535,118	Series 2007-A7	6.00%	07/25/2037	1,026,941
	Residential Funding Mortgage Securities I Trust
367,589	Series 2006-S3	5.50%	03/25/2036	298,291
72,430	Series 2006-S6	6.00%	07/25/2036	60,769
195,741	Series 2007-S3	6.00%	03/25/2037	141,440
115,267	Series 2007-S6	6.00%	06/25/2037	84,242
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	01/26/2060	2,698,416
	Sequoia Mortgage Trust
876,556	Series 2007-3(g)	3.92%	07/20/2037	645,701
	Structured Adjustable Rate Mortgage Loan Trust
495,141	Series 2005-15(g)	4.64%	07/25/2035	267,150
	Structured Asset Securities Corp.
133,461	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	115,028
133,461	Series 2005-RF1(f)(g)(n)	0.00%	03/25/2035	1,364
	TBW Mortgage-Backed Trust
1,391,157	Series 2006-2	7.00%	07/25/2036	228,576
	Verus Securitization Trust
2,300,000	Series 2019-INV3(f)(g)	3.28%	11/25/2059	2,099,142
1,500,000	Series 2021-4(f)(g)	2.20%	07/25/2066	886,892
1,400,000	Series 2021-6(f)(g)	4.05%	10/25/2066	1,034,130
2,000,000	Series 2021-7(f)(g)	4.19%	10/25/2066	1,355,763
7,706,000	Series 2022-4(f)(g)	4.71%	04/25/2067	6,284,387
1,681,323	Series 2023-3(f)(g)(m)	6.44%	03/25/2068	1,686,869
	Wachovia Mortgage Loan Trust, LLC Series Trust
45,368	Series 2005-B(g)	6.24%	10/20/2035	43,051
	Washington Mutual Alternative Mortgage Pass-Through Certificates
36,946	Series 2005-9	5.50%	11/25/2035	28,464
305,249	Series 2006-5	6.00%	07/25/2036	203,902
	Washington Mutual Mortgage Pass-Through Certificates Trust
504,808	Series 2006-2	6.00%	03/25/2036	478,266
	Wells Fargo Alternative Loan Trust
195,526	Series 2007-PA2(g)	1M US L + 0.43%	06/25/2037	159,013
197,004	Series 2007-PA2(g)(n)	6.07% - 1M US L	06/25/2037	16,027
104,955	Series 2007-PA3	5.75%	07/25/2037	89,139

Principal Amount/Description		Rate	Maturity	Value
$230,699	Series 2007-PA3	6.25%	07/25/2037	$196,266

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $307,367,687)				215,658,454

Shares/Description		Value
Warrants - 0.00%(l)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(c)	–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 4.34%
Money Market Fund - 4.34%
52,095,804	State Street Institutional Trust (7 Day Yield 5.29%)	52,095,804

TOTAL SHORT-TERM INVESTMENTS
(Cost $52,095,804)		52,095,804

TOTAL INVESTMENTS - 99.88%
(Cost $1,378,786,625)		$1,198,037,338
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		1,431,967
NET ASSETS - 100.00%		$1,199,469,305

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate Data
TI - Treasury Index

Rates:
1M US L - 1 Month LIBOR as of December 31, 2023 was 5.47%
3M US L - 3 Month LIBOR as of December 31, 2023 was 5.59%
6M US L - 6 Month LIBOR as of December 31, 2023 was 5.59%
1D SOFR - 1 Day SOFR as of December 31, 2023 was 5.31%
30D SOFR - 30 Day SOFR as of December 31, 2023 was 5.34%
1Y US TI - 1 Year TI as of December 31, 2023 was 4.79%
5Y US TI - 5 Year TI as of December 31, 2023 was 3.84%
10Y US TI - 10 Year TI as of December 31, 2023 was 3.88%

(a)	Non-income producing security.
(b)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $366,491,264, which represents approximately 30.55% of net assets as of December 31, 2023.
(g)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of December 31, 2023, the aggregate fair value of those securities was $21,445,870, representing 1.79% of net assets.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Security is currently in default.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Less than 0.005%.
(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2023.
(n)	Interest only securities.

See Notes to Quarterly Schedule of Investments.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	355	March 2024	$41,895,547	$1,823,322
			$41,895,547	$1,823,322

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Shares/Description		Value

BUSINESS DEVELOPMENT COMPANIES - 2.02%
1,100,000	Golub Capital BDC, Inc., 3.375%, 04/15/2024	$1,091,597

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,092,138)		1,091,597

CLOSED-END FUNDS - 5.90%
56,446	First Trust High Yield Opportunities 2027 Term Fund	786,293
27,759	Nuveen Variable Rate Preferred & Income Fund	451,084
337,948	Western Asset High Income Opportunity Fund, Inc.	1,304,479
73,617	Western Asset Inflation-Linked Opportunities & Income Fund	638,259

TOTAL CLOSED-END FUNDS
(Cost $3,387,298)		3,180,115

COMMON STOCKS - 0.17%
3,304	PHI Group, Inc.(a)	88,646
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $65,834)		88,679

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 15.30%(c)
Great Britain - 0.85%
$245,625	City Football Group Limited, TL	1M SOFR + 3.00%	07/09/2028	244,909
85,064	EG Group Limited TL 1L	3M SOFR + 5.50%	02/07/2025	83,363
131,604	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	131,869
				460,141
Luxembourg - 0.45%
242,467	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	1M SOFR + 3.50%	03/05/2027	243,285

United States - 14.00%
48,846	Advantage Sales & Marketing Inc., First Lien	3M SOFR + 4.50%	10/28/2027	48,609
43,240	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	43,403
122,500	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	122,183
55,300	Amentum Government Services Holdings, LLC, First Lien	1M SOFR + 4.00%	02/07/2029	55,424
96,285	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	95,161
51,675	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	48,994
43,025	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	43,025
135,134	Aragorn Holding Parent Corp., TL	6M US L + 0.00%	06/15/2028	135,177
53,763	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	50,764
27,473	ASP Blade Holdings, Inc. TLB 1L	3M SOFR + 4.00%	10/07/2028	24,640

Principal Amount/Description		Rate	Maturity	Value
$230,695	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	$231,624
138,501	Asurion LLC, First Lien - New B-8 Term Loan	1M SOFR + 3.25%	12/23/2026	138,424
156,706	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.50%, 1.00% Floor	10/31/2026	156,706
69,715	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	62,976
98,500	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.50%	01/19/2029	95,512
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	20,359
220,909	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	221,747
25,545	Carnival Corporation TLB 1L	1M SOFR + 3.25%	10/06/2028	25,620
173,451	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M SOFR + 3.75%, 0.75% Floor	12/01/2027	174,454
123,438	Clydesdale Acquisition Holdings, Inc., First Lien	1M SOFR + 4.175%, 0.50% Floor	04/13/2029	124,132
122,188	Consilio/Skopima 5/21 Cov-Lite TLB	1M SOFR + 4.00%	05/12/2028	121,958
23,041	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	22,897
132,979	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	133,395
63,140	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	3M SOFR + 5.00%, 0.75% Floor	08/02/2027	63,255
25,632	Diversitech Holdings, Inc.	3M SOFR + 3.75%	12/15/2028	25,498
245,000	DRW Holdings LLC, First Lien - Initial Term Loan	1M SOFR + 3.75%	03/01/2028	245,000
76,830	Electron BidCo, Inc. TL 1L	1M SOFR + 3.00%	10/07/2028	77,118
147,750	Fertitta Entertainment, LLC, First Lien	1M SOFR + 4.00%	01/13/2029	148,004
237,642	Flynn Restaurant Group LP, First Lien	1M SOFR + 4.25%, 0.50% Floor	12/04/2028	239,127
10,000	GIP III Stetson I LP, First Lien - Initial Term Loan	2M US L + 4.25%	07/18/2025	10,050
243,163	Great Outdoors Group LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	03/05/2028	243,466
243,125	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M SOFR + 4.00%, 0.75% Floor	12/01/2027	244,361
236,017	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	236,060
148,500	Houghton Mifflin Harcrt Co Tl 1L	1M SOFR + 5.25%	04/04/2029	146,034
61,268	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	61,158
62,213	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	62,088
243,769	IRB Holding Corp., First Lien	1M SOFR + 3.00%, 0.75% Floor	12/15/2027	244,465
205,759	LogMeIn, Inc., First Lien - Initial Term Loan	3M SOFR + 4.75%	08/31/2027	137,124
97,842	LTI Holdings, Inc., First Lien	1M SOFR + 4.75%	07/24/2026	95,029
44,850	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	44,794
58,263	McAfee Corp., First Lien	1M SOFR + 3.75%	02/02/2029	58,178
34,750	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	32,491

Principal Amount/Description		Rate	Maturity	Value
$175,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M SOFR + 5.25%, 1.00% Floor	06/21/2027	$181,250
69,935	Mitchell International, Inc. TLB	3M SOFR + 3.75%	10/01/2028	70,006
228,558	Natgasoline LLC, First Lien - Initial Term Loan	3M SOFR + 0.00%	11/14/2025	227,986
48,648	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	10/05/2028	48,836
138,113	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	138,717
58,218	Parkway Generation, LLC, First Lien	6M US L + 4.75%	11/05/2028	56,128
94,050	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	02/02/2029	90,357
32,340	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	31,948
240,000	Pug LLC, First Lien - USD B Term Loan	1M SOFR + 3.50%	02/12/2027	236,749
108,927	Redwood Star Merger Sub, Inc.	1M SOFR + 4.50%	03/16/2029	109,426
54,175	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	53,796
40,095	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	40,211
146,625	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	147,102
39,451	Secure Acquisition, Inc.	3M SOFR + 5.00%	12/15/2028	39,513
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,957
43,126	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	41,832
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	250,207
136,326	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	120,357
97,750	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	97,455
71,431	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	03/31/2028	70,895
242,555	UKG, Inc., First Lien	3M SOFR + 3.25%, 0.50% Floor	05/03/2026	243,522
38,801	United AirLines, Inc., First Lien - Class B Term Loan	1M SOFR + 3.75%, 0.75% Floor	04/21/2028	38,995
206,299	University Support Services LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	02/10/2029	206,583
44,325	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	44,339
63,700	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	64,002
81,340	Whatabrands LLC, First Lien - Initial B Term Loan	1M SOFR + 3.00%, 0.50% Floor	08/03/2028	81,580
199,322	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M SOFR + 2.75%	05/19/2025	200,102
				7,548,335

TOTAL BANK LOANS
(Cost $8,317,762)				8,251,761

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 73.91%
Australia - 0.33%
$20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	$21,300
60,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	62,625
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	92,860
				176,785
Belgium - 0.21%
100,000	Azelis Finance NV(d)	5.75%	03/15/2028	114,523

Canada - 1.94%
90,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	60,846
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	39,225
63,000	Bombardier, Inc.(d)	7.13%	06/15/2026	62,763
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	97,548
35,000	Bombardier, Inc.(d)	8.75%	11/15/2030	37,309
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	106,567
15,000	goeasy, Ltd.(d)	4.38%	05/01/2026	14,458
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	192,395
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	98,077
110,000	Mercer International, Inc.	5.13%	02/01/2029	94,632
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	67,939
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,806
55,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	55,005
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,136
80,000	Strathcona Resources, Ltd./Alberta(d)	6.88%	08/01/2026	76,458
				1,048,164
France - 2.29%
200,000	Afflelou SAS(e)	4.25%	05/19/2026	220,514
200,000	Altice France SA(e)	4.13%	01/15/2029	177,122
55,000	Altice France SA(d)	5.13%	07/15/2029	42,865
100,000	Altice France SA(d)	4.25%	10/15/2029	88,173
100,000	Banijay Entertainment SASU(d)	7.00%	05/01/2029	116,747
200,000	Electricite de France SA(c)(f)	2.86% - 5Y EUR SWAP	Perpetual Maturity	196,942
100,000	Iliad Holding SASU(d)	5.63%	10/15/2028	111,133
155,000	Iliad Holding SASU(d)	5.63%	10/15/2028	172,257
100,000	Parts Europe SA(c)(e)	3M EUR L + 4.00%	07/20/2027	111,478
				1,237,231
Germany - 2.20%
100,000	Cheplapharm Arzneimittel GmbH(e)	4.38%	01/15/2028	107,921
100,000	Gruenenthal GmbH(d)	4.13%	05/15/2028	109,513
100,000	IHO Verwaltungs GmbH(e)(g)	3.75% (4.50%)	09/15/2026	109,154
100,000	IHO Verwaltungs GmbH(d)(g)	8.75% (9.50%)	05/15/2028	120,534
68,206	Nidda BondCo GmbH(e)	7.25%	09/30/2025	75,298
100,000	Nidda Healthcare Holding GmbH(e)	7.50%	08/21/2026	113,981
100,000	Renk AG/Frankfurt am Main(e)	5.75%	07/15/2025	110,035
96,712	Techem Verwaltungsgesellschaft 674 mbH(e)	6.00%	07/30/2026	106,850
115,000	TUI Cruises GmbH(e)	6.50%	05/15/2026	125,686
100,000	WEPA Hygieneprodukte GmbH(e)	2.88%	12/15/2027	103,655
100,000	ZF Finance GmbH	2.75%	05/25/2027	105,334
				1,187,961
Great Britain - 2.40%
100,000	British Telecommunications PLC(c)	2.13% - 5Y EUR SWAP	08/18/2080	105,598
100,000	British Telecommunications PLC(c)		12/20/2083	134,911
100,000	INEOS Finance PLC(e)	2.88%	05/01/2026	107,243

Principal Amount/Description		Rate	Maturity	Value
$100,000	INEOS Quattro Finance 2 PLC(e)	2.50%	01/15/2026	$107,216
135,000	NGG Finance PLC(c)	2.532% - 5Y EUR SWAP	09/05/2082	135,697
100,000	Pinewood Finance Co., Ltd.(e)	3.25%	09/30/2025	124,243
70,000	Virgin Media Secured Finance PLC(d)	4.50%	08/15/2030	62,413
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	201,123
200,000	Vodafone Group PLC(c)	3.00% - 5Y EUR SWAP	08/27/2080	198,138
100,000	Vodafone Group PLC(c)	5Y EUR SWAP + 3.489%	08/30/2084	118,320
				1,294,902
Hong Kong - 0.36%
230,000	Seaspan Corp.(d)	5.50%	08/01/2029	192,614

Ireland - 0.80%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	197,464
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	117,673
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	117,673
				432,810
Italy - 1.66%
100,000	Cedacri Mergeco SPA(c)(d)	3M EUR L + 4.625%	05/15/2028	107,469
100,000	Engineering - Ingegneria Informatica - SpA(e)	5.88%	09/30/2026	108,473
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	104,185
100,000	Limacorporate SpA(c)(e)	3M EUR L + 5.75%	02/01/2028	112,034
100,000	Lottomatica SpA/Roma(d)	7.13%	06/01/2028	116,701
100,000	Mooney Group SpA(c)(e)	3M EUR L + 3.875%	12/17/2026	108,811
200,000	Telecom Italia SpA	6.88%	02/15/2028	235,702
				893,375
Japan - 0.20%
115,000	Nissan Motor Co., Ltd.(d)	4.81%	09/17/2030	107,583

Luxembourg - 3.20%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	182,998
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	97,251
100,000	Altice Financing SA(e)	4.25%	08/15/2029	98,279
100,000	Altice Financing SA(d)	4.25%	08/15/2029	98,279
100,000	Altice France Holding SA(d)	4.00%	02/15/2028	49,342
100,000	Dana Financing Luxembourg Sarl(d)	3.00%	07/15/2029	97,834
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 2.667%	12/31/9999	106,684
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 4.241%	12/31/9999	115,125
70,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	66,857
105,000	ION Trading Technologies Sarl(d)	5.75%	05/15/2028	92,732
100,000	Matterhorn Telecom SA(e)	4.00%	11/15/2027	109,017
200,000	SES SA(c)(f)	5.63%	12/31/9999	221,174
110,000	SK Invictus Intermediate II Sarl(d)	5.00%	10/30/2029	95,546
100,000	Summer BC Holdco B SARL(e)	5.75%	10/31/2026	106,097
195,000	Telecom Italia Capital SA	6.38%	11/15/2033	190,984
				1,728,199

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 2.79%
$100,000	Boels Topholding BV(d)	6.25%	02/15/2029	$115,643
100,000	Dufry One BV	3.38%	04/15/2028	105,578
125,000	GTCR W-2 Merger Sub LLC / GTCR W Dutch Finance Sub BV(d)	8.50%	01/15/2031	172,755
100,000	Q-Park Holding I BV(e)	1.50%	03/01/2025	108,431
100,000	Q-Park Holding I BV(e)	2.00%	03/01/2027	102,337
100,000	Repsol International Finance BV(c)(f)	2.769% - 5Y EUR SWAP	12/31/9999	103,547
100,000	Telefonica Europe BV(c)(f)	6Y EUR SWAP + 4.322%	12/31/9999	119,438
100,000	Telefonica Europe BV(c)(f)		12/31/9999	118,148
125,000	TMNL Holding BV(d)	3.75%	01/15/2029	131,366
100,000	Trivium Packaging Finance BV(d)	3.75%	08/15/2026	107,254
200,000	UPC Holding BV(d)	5.50%	01/15/2028	188,741
45,000	Ziggo Bond Co. BV(d)	5.13%	02/28/2030	37,690
100,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	93,577
				1,504,505
Spain - 0.19%
100,000	Grifols SA(d)	3.88%	10/15/2028	101,145

Sweden - 0.43%
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(f)	3.223% - 5Y EUR SWAP	12/31/9999	18,436
100,000	Verisure Holding AB(e)	3.88%	07/15/2026	108,662
100,000	Verisure Midholding AB(e)	5.25%	02/15/2029	105,704
				232,802
United States - 54.91%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	39,328
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	85,821
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	86,200
55,000	Adient Global Holdings, Ltd.(d)	7.00%	04/15/2028	56,884
75,000	Adient Global Holdings, Ltd.(d)	8.25%	04/15/2031	79,477
55,000	ADT Security Corp.(d)	4.13%	08/01/2029	50,674
30,000	ADT Security Corp.(d)	4.88%	07/15/2032	27,783
170,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(d)	5.88%	02/15/2028	170,220
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	163,785
125,000	AMC Networks, Inc.	4.25%	02/15/2029	95,501
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	50,617
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	84,057
50,000	APX Group, Inc.(d)	6.75%	02/15/2027	49,946
65,000	APX Group, Inc.(d)	5.75%	07/15/2029	60,680
115,000	Aramark Services, Inc.(d)	5.00%	02/01/2028	111,632
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	213,077
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	45,157
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	73,952
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	67,900
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	7.00%	11/01/2026	75,588
175,000	ASP Unifrax Holdings, Inc.(d)	5.25%	09/30/2028	126,595
150,000	AssuredPartners, Inc.(d)	5.63%	01/15/2029	140,199
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	68,138
85,000	Avient Corp.(d)	7.13%	08/01/2030	88,476
135,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	141,925
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	150,189

Principal Amount/Description		Rate	Maturity	Value
$60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	$61,247
1,304,780	Blackstone Private Credit Fund	2.63%	12/15/2026	1,182,632
15,000	Block Communications, Inc.(d)	4.88%	03/01/2028	13,201
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	152,369
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	479,135
1,242,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	1,098,350
200,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	197,315
60,000	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	62,700
105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	109,942
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	42,437
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	149,363
50,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	43,957
85,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	67,079
140,000	Caesars Entertainment, Inc.(d)	6.25%	07/01/2025	140,486
75,000	Caesars Entertainment, Inc.(d)	7.00%	02/15/2030	76,955
130,000	Callon Petroleum Co.(d)	7.50%	06/15/2030	131,246
160,000	Calpine Corp.(d)	5.13%	03/15/2028	153,505
125,000	Calpine Corp.(d)	5.00%	02/01/2031	114,753
175,000	Carnival Corp.(d)	5.75%	03/01/2027	170,832
170,000	Carnival Corp.(d)	10.50%	06/01/2030	186,070
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,698
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	172,811
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	109,824
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	211,859
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	109,886
130,000	Cedar Fair LP	5.25%	07/15/2029	122,793
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	63,502
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	78,487
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	38,045
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	87,914
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	36,051
85,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	88,942
65,000	Churchill Downs, Inc.(d)	5.50%	04/01/2027	64,368
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,590
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	53,689
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	101,618
305,000	CITGO Petroleum Corp.(d)	7.00%	06/15/2025	304,764
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	34,924
200,000	Civitas Resources, Inc.(d)	8.63%	11/01/2030	212,313
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	90,750
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	62,651
65,000	Cleveland-Cliffs, Inc.(d)	6.75%	03/15/2026	65,321
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	262,144
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	83,664
70,000	Cogent Communications Group, Inc.(d)	7.00%	06/15/2027	70,415
30,000	CommScope, Inc.(d)	6.00%	03/01/2026	26,766
107,000	CommScope, Inc.(d)	8.25%	03/01/2027	56,593
25,000	CommScope, Inc.(d)	7.13%	07/01/2028	11,900
108,000	CommScope, Inc.(d)	4.75%	09/01/2029	72,613
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	137,128
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	60,805
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	86,214
23,000	Coty, Inc.(d)	6.50%	04/15/2026	22,989

Principal Amount/Description		Rate	Maturity	Value
$66,000	Coty, Inc.(d)	5.00%	04/15/2026	$64,999
100,000	Coty, Inc.(d)	5.75%	09/15/2028	116,552
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,816
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	259,384
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	103,128
35,000	CrownRock LP / CrownRock Finance, Inc.(d)	5.00%	05/01/2029	34,165
200,000	CSC Holdings LLC(d)	11.25%	05/15/2028	206,213
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	71,707
85,000	CSC Holdings LLC(d)	4.13%	12/01/2030	64,763
10,000	CSC Holdings LLC(d)	4.50%	11/15/2031	7,573
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	15,153
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	116,658
120,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	110,825
20,000	Dana, Inc.	5.38%	11/15/2027	19,880
30,000	Dana, Inc.	4.25%	09/01/2030	26,628
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	183,377
35,000	DISH DBS Corp.	7.75%	07/01/2026	24,414
25,000	DISH DBS Corp.(d)	5.25%	12/01/2026	21,466
30,000	DISH DBS Corp.(d)	5.75%	12/01/2028	23,984
55,000	DISH DBS Corp.	5.13%	06/01/2029	28,403
110,000	DISH Network Corp.(h)	0.00%	12/15/2025	68,750
65,000	Elastic NV(d)	4.13%	07/15/2029	59,755
100,000	Emerald Debt Merger Sub LLC(d)	6.38%	12/15/2030	118,387
50,000	Energy Transfer LP(d)	7.38%	02/01/2031	52,578
75,000	EnLink Midstream LLC(d)	5.63%	01/15/2028	74,221
35,000	EnLink Midstream LLC(d)	6.50%	09/01/2030	35,774
120,000	EnLink Midstream Partners LP	5.05%	04/01/2045	99,487
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	167,758
190,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	195,719
90,000	Everi Holdings, Inc.(d)	5.00%	07/15/2029	81,806
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	45,413
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	43,957
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,345
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	163,034
310,000	Ford Motor Co.	3.25%	02/12/2032	257,958
15,000	Ford Motor Credit Co. LLC	2.90%	02/16/2028	13,480
75,000	Ford Motor Credit Co. LLC	2.90%	02/10/2029	65,745
200,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	179,606
5,000	Fortress Transportation and Infrastructure Investors LLC(d)	9.75%	08/01/2027	5,205
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	192,492
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	23,983
500,000	Franklin BSP Lending Corp.(d)	4.85%	12/15/2024	486,705
672,860	Franklin BSP Lending Corp.	3.25%	03/30/2026	621,674
15,000	Freedom Mortgage Corp.(d)	12.00%	10/01/2028	16,394
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	38,449
195,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	180,394
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	975,439
1,000	Gen Digital, Inc.(d)	6.75%	09/30/2027	1,018

Principal Amount/Description		Rate	Maturity	Value
$35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	$34,329
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	55,844
160,000	Gray Television, Inc.(d)	4.75%	10/15/2030	120,626
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	125,862
55,000	GTCR W-2 Merger Sub LLC(d)	7.50%	01/15/2031	58,155
30,000	Hanesbrands, Inc.(d)	4.88%	05/15/2026	28,959
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	137,318
210,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.38%	06/15/2026	197,504
20,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	8.00%	06/15/2027	20,852
5,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.75%	09/15/2030	4,217
85,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/2026	80,152
170,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(d)	5.00%	06/01/2029	157,040
80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	84,052
55,000	HUB International, Ltd.(d)	7.00%	05/01/2026	55,276
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	42,986
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	84,552
195,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	174,219
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	137,946
180,000	Iron Mountain, Inc.(d)	5.25%	03/15/2028	175,117
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,426
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,568
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	52,417
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	137,869
145,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	147,818
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	54,031
90,000	LABL, Inc.(d)	5.88%	11/01/2028	81,711
25,000	LABL, Inc.(d)	9.50%	11/01/2028	25,281
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(d)	5.00%	02/01/2026	119,895
20,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	12,019
15,000	Level 3 Financing, Inc.(d)	4.25%	07/01/2028	7,440
55,000	Level 3 Financing, Inc.(d)	3.63%	01/15/2029	23,151
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	59,630
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	45,973
200,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	176,471
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	111,683
100,000	Medline Borrower LP(d)	3.88%	04/01/2029	90,535
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	103,831
60,000	Mercer International, Inc.	5.50%	01/15/2026	57,502
34,000	MGIC Investment Corp.	5.25%	08/15/2028	33,129
40,000	MGM Resorts International	6.75%	05/01/2025	40,150
80,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(d)	4.88%	05/01/2029	74,488
30,000	ModivCare, Inc.(d)	5.88%	11/15/2025	29,659
100,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	89,656
165,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	134,927
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	135,665
25,000	Nabors Industries, Ltd.(d)	7.25%	01/15/2026	24,055
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	25,974
65,000	Nationstar Mortgage Holdings, Inc.(d)	6.00%	01/15/2027	64,579
25,000	Nationstar Mortgage Holdings, Inc.(d)	5.50%	08/15/2028	24,067
105,000	Nationstar Mortgage Holdings, Inc.(d)	5.75%	11/15/2031	98,053

Principal Amount/Description		Rate	Maturity	Value
$150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	$156,800
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	122,288
115,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	109,448
90,000	NCR Voyix Corp.(d)	5.25%	10/01/2030	82,768
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	84,319
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,147
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	128,955
105,000	NextEra Energy Operating Partners LP(d)	7.25%	01/15/2029	109,991
130,000	NFP Corp.(d)	6.88%	08/15/2028	132,252
65,000	NFP Corp.(d)	4.88%	08/15/2028	64,386
105,000	Northern Oil and Gas, Inc.(d)	8.75%	06/15/2031	109,499
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	223,700
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,996
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,089
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	19,408
155,000	Oceaneering International, Inc.(d)	6.00%	02/01/2028	150,414
50,000	Olympus Water US Holding Corp.(d)	7.13%	10/01/2027	50,095
120,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	108,115
100,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	106,264
40,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	35,572
160,000	OneMain Finance Corp.	7.13%	03/15/2026	163,114
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,210
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	190,289
165,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	141,310
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,348
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	22,078
60,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	57,364
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	54,142
170,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	157,546
150,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	133,776
75,000	Performance Food Group, Inc.(d)	5.50%	10/15/2027	73,980
75,000	Permian Resources Operating LLC(d)	7.75%	02/15/2026	76,367
35,000	Permian Resources Operating LLC(d)	5.88%	07/01/2029	34,170
130,000	Permian Resources Operating LLC(d)	7.00%	01/15/2032	134,214
165,000	Pike Corp.(d)	8.63%	01/31/2031	173,595
225,000	Post Holdings, Inc.(d)	5.50%	12/15/2029	217,038
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	243,762
110,000	Primo Water Holdings, Inc.(e)	3.88%	10/31/2028	117,501
80,000	QVC, Inc.	4.85%	04/01/2024	79,261
105,000	QVC, Inc.	4.75%	02/15/2027	83,250
50,000	QVC, Inc.	4.38%	09/01/2028	36,158
165,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	163,541
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	124,837
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	35,986
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	63,801
5,000	Royal Caribbean Cruises, Ltd.(d)	5.38%	07/15/2027	4,953
55,000	Royal Caribbean Cruises, Ltd.(d)	5.50%	04/01/2028	54,334

Principal Amount/Description		Rate	Maturity	Value
$95,000	Royal Caribbean Cruises, Ltd.(d)	7.25%	01/15/2030	$99,275
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	96,112
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	104,032
35,000	SEG Holding LLC / SEG Finance Corp.(d)	5.63%	10/15/2028	35,170
91,000	Service Properties Trust(d)	8.63%	11/15/2031	95,392
100,000	Silgan Holdings, Inc.	2.25%	06/01/2028	101,914
85,000	Sirius XM Radio, Inc.(d)	5.50%	07/01/2029	82,273
245,000	Sirius XM Radio, Inc.(d)	4.13%	07/01/2030	218,636
40,000	Sirius XM Radio, Inc.(d)	3.88%	09/01/2031	34,269
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	78,271
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	95,354
15,000	Six Flags Theme Parks, Inc.(d)	7.00%	07/01/2025	15,079
95,000	Spectrum Brands, Inc.(d)	5.00%	10/01/2029	90,747
20,000	Spectrum Brands, Inc.(d)	5.50%	07/15/2030	19,430
90,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	82,002
30,000	Spirit AeroSystems, Inc.	3.85%	06/15/2026	28,865
110,000	Spirit AeroSystems, Inc.(d)	9.75%	11/15/2030	118,385
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	39,028
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	81,887
115,000	Summit Materials LLC / Summit Materials Finance Corp.(d)	7.25%	01/15/2031	121,248
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	122,277
180,000	Tenet Healthcare Corp.	6.25%	02/01/2027	181,009
15,000	Tenet Healthcare Corp.	5.13%	11/01/2027	14,674
55,000	Tenet Healthcare Corp.	6.13%	10/01/2028	54,893
90,000	Tenet Healthcare Corp.	6.13%	06/15/2030	91,110
80,000	Tenet Healthcare Corp.(d)	6.75%	05/15/2031	81,864
135,000	TMS International Corp.(d)	6.25%	04/15/2029	111,558
70,000	TransDigm, Inc.(d)	6.25%	03/15/2026	69,950
55,000	TransDigm, Inc.	5.50%	11/15/2027	53,931
70,000	TransDigm, Inc.	4.63%	01/15/2029	65,765
70,000	Uber Technologies, Inc.(d)	7.50%	09/15/2027	72,538
20,000	Uber Technologies, Inc.(d)	6.25%	01/15/2028	20,068
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	114,770
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,983
65,000	US Foods, Inc.(d)	4.63%	06/01/2030	60,637
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	99,177
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	59,813
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	29,677
90,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	90,973
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	116,467
325,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	325,321
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	63,325
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	41,573
155,000	Vital Energy, Inc.	9.50%	01/15/2025	155,155
105,000	Vital Energy, Inc.	10.13%	01/15/2028	107,973
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	47,274
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	236,035
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	52,248
100,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	93,352
180,000	Western Midstream Operating LP	5.50%	08/15/2048	160,786
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	73,457
110,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	115,091
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	91,518
60,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	52,867
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	66,144

Principal Amount/Description		Rate	Maturity	Value
$55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	$57,342
105,000	Xerox Holdings Corp.(d)	5.00%	08/15/2025	102,959
140,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	112,391
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	36,291
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	37,344
				29,613,059

TOTAL HIGH YIELD DEBT
(Cost $40,062,543)				39,865,658

Shares/Description		Value
WARRANTS - 0.00%(i)
11	Toys R Us Propco Warrant, Strike Price 0.00, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc. - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	2,192

TOTAL WARRANTS
(Cost $105,685)		2,192

SHORT-TERM INVESTMENTS - 1.85%
996,150	State Street Institutional Trust (7 Day Yield 5.29%)	996,150

TOTAL SHORT-TERM INVESTMENTS
(Cost $996,150)		996,150

TOTAL INVESTMENTS - 99.15%
(Cost $54,027,410)		$53,476,152
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.85%		459,452
NET ASSETS - 100.00%		$53,935,604

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Rates:

1M US L - 1 Month LIBOR as of December 31, 2023 was 5.47%

3M US L - 3 Month LIBOR as of December 31, 2023 was 5.59%

6M US L - 6 Month LIBOR as of December 31, 2023 was 5.59%

3M EUR L - 3 Month EURIBOR as of December 31, 2023 was 3.91%

6M EUR L - 6 Month EURIBOR as of December 31, 2023 was 3.86%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of December 31, 2023 was 2.42%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $26,027,501, which represents approximately 48.26% of net assets as of December 31, 2023.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of December 31, 2023, the aggregate fair value of those securities was $3,495,890, representing 6.48% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2023	Fund Delivering	U.S. $ Value at December 31, 2023	Unrealized Appreciation

State Street Corporation	1/5/2024	EUR	88,323	USD	86,405	$1,918
State Street Corporation	1/5/2024	GBP	127,466	USD	126,013	1,453
State Street Corporation	1/5/2024	USD	56,509	EUR	56,331	178
State Street Corporation	1/5/2024	USD	13,616	GBP	13,603	13
State Street Corporation	1/5/2024	USD	5,367	GBP	5,366	1
						$3,563

State Street Corporation	1/5/2024	USD	790,790	GBP	798,458	(7,668)
State Street Corporation	1/5/2024	USD	7,212,155	EUR	7,347,652	(135,497)
State Street Corporation	1/5/2024	USD	5,036	GBP	5,106	(70)
State Street Corporation	1/5/2024	USD	70,160	EUR	70,513	(353)
State Street Corporation	1/5/2024	USD	16,477	EUR	16,561	(84)
State Street Corporation	1/5/2024	USD	71,101	EUR	71,596	(495)
						$(144,167)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

December 31, 2023 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2023.

Security Valuation:  The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended December 31, 2023, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to each of the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized ass Level 1 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2023 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$35,958,774	$–	$–	$35,958,774
Common Stocks	1,302,092	–	–	1,302,092
Exchange Traded Funds	3,427,132	–	–	3,427,132
Preferred Stocks	369,648	–	–	369,648
U.S. Corporate Bonds	–	1,555,372	–	1,555,372
U.S. Government Bonds and Notes	–	994,711	–	994,711
Warrants	2,131	–	–	2,131
Short-Term Investments	2,004,302	–	–	2,004,302
Total	$43,064,079	$2,550,083	$–	$45,614,162

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$237,350,402	$–	$–		$237,350,402
Business Development Companies	–	1,282,474	–		1,282,474
Business Development Companies - Preferred Shares	1,101,881	3,560,309	–		4,662,190
Common Stocks	719,301	461,803	–		1,181,104
Open-End Funds	34,515,469	–	–		34,515,469
Preferred Stocks	13,100,956	–	–		13,100,956
Foreign Corporate Bonds	–	51,482,455	–		51,482,455
U.S. Corporate Bonds	–	120,441,090	–		120,441,090
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	5,062,654	–		5,062,654
Bank Loans	–	16,998,338	–		16,998,338
Collateralized Loan Obligations	–	62,330,708	–		62,330,708
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	209,848,659	–		209,848,659
Special Purpose Acquisition Companies	–	3,559	–		3,559
U.S. Government Bonds and Notes	–	141,339,777	–		141,339,777
Mortgage-Backed Securities	–	30,474,508	–		30,474,508
Municipal Bonds	–	208,737	–		208,737
U.S. Government / Agency Mortgage Backed Securities	–	215,658,454	–		215,658,454
Warrants	–	–	–	***	–
Short-Term Investments	52,095,804	–	–		52,095,804
Total	$338,883,813	$859,153,525	$–		$1,198,037,338

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Future Contracts	$1,823,322	$–	$–	$1,823,322
Total	$1,823,322	$–	$–	$1,823,322

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
High Income Fund (continued)
Business Development Companies	$–	$1,091,597	$–	$1,091,597
Closed-End Funds	3,180,115	–	–	3,180,115
Common Stocks	–	33	88,646	88,679
Bank Loans	–	8,251,761	–	8,251,761
High Yield Debt	–	39,865,658	–	39,865,658
Warrants	–	2,192	–	2,192
Short-Term Investments	996,150	–	–	996,150
Total	$4,176,265	$49,211,241	$88,646	$53,476,152

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$3,563	$–	$3,563
Liabilities
Forward Foreign Currency Contracts	$–	$(144,167)	$–	$(144,167)
Total	$–	$(140,604)	$–	$(140,604)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2023	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2023	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2023
Common Stocks	$85,342	$-	$-	$-	$3,304	$-	$-	$-	$-	$88,646	$3,304
	$85,342	$-	$-	$-	$3,304	$-	$-	$-	$-	$88,646	$3,304

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2023:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$88,646	Market Comparable Companies	EBITDA Multiple	5.75x-6.75x (6.25x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2023, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2023 were as follows:

Security Name	Market Value as of September 30, 2023	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of December 31, 2023	Share Balance as of December 31, 2023	Dividends
RiverNorth/Oaktree High Income Fund	$32,574,784	$578,362	$-	$603,687	$-	$34,515,469	3,932,087	$578,395

				603,687	-	34,515,469		578,395